UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813066.105

AFR-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 75.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (d)	$ 3,188	$ 3,212
Hexcel Corp. Tranche B, term loan 6.6119% 5/21/14 (d)	6,129	6,190
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0013% 9/30/13 (d)	16,527	16,237
Sequa Corp. term loan 3.8786% 12/3/14 (d)	9,000	8,303
TransDigm, Inc. term loan 2.2488% 6/23/13 (d)	14,340	14,053
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.49% 9/29/13 (d)	4,564	4,393
		52,388
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2509% 4/30/12 (d)	2,000	1,860
term loan 8.75% 9/27/13 (d)	3,805	3,853
Tranche 2LN, term loan 3.5013% 4/30/14 (d)	5,992	5,228
Northwest Airlines Corp. Tranche B, term loan 3.76% 12/22/13 (d)	4,340	3,733
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (d)	3,000	2,441
US Airways Group, Inc. term loan 2.7306% 3/23/14 (d)	4,000	3,030
		20,145
Automotive - 3.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (d)	30,929	26,135
Tranche C, term loan 2.1675% 12/27/15 (d)	15,780	13,137
Ford Motor Co. term loan 3.2588% 12/15/13 (d)	65,401	61,477
Lear Corp. term loan 7.5% 10/25/14 (d)	4,177	4,197
Oshkosh Co. Tranche B, term loan 6.26% 12/6/13 (d)	2,792	2,810
Rexnord Corp. Tranche B, term loan 2.7906% 7/19/13 (d)	1,989	1,864
Tenneco, Inc. Credit-Linked Deposit 5.7334% 3/16/14 (d)	8,000	7,980
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (d)	39,500	36,636
TRW Automotive, Inc. Tranche B 3LN, term loan 5% 5/30/16 (d)	7,000	6,983
		161,219
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.5%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (d)	$ 2,000	$ 1,630
Tranche B, term loan 1.99% 6/12/14 (d)	7,208	5,875
Entravision Communication Corp. term loan 5.51% 3/29/13 (d)	593	568
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (d)	1,782	1,689
Nexstar Broadcasting, Inc. Tranche B, term loan 4.9976% 10/1/12 (d)	19,325	18,745
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (d)	6,430	5,466
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.5% 10/23/15 (d)	6,000	6,030
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (d)	92,005	79,124
VNU, Inc. term loan 2.2313% 8/9/13 (d)	28,547	27,191
		146,318
Cable TV - 7.5%
Cequel Communications LLC Tranche 1LN, term loan 2.2525% 11/5/13 (d)	8,619	8,210
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (d)	7,882	8,119
Tranche B 1LN, term loan 2.26% 3/6/14 (d)	104,291	96,991
CSC Holdings, Inc. Tranche B, term loan 2.0037% 3/31/13 (d)	82,710	80,642
DIRECTV Holdings LLC:
Tranche B, term loan 1.7306% 4/13/13 (d)	37,071	36,933
Tranche C, term loan 5.25% 4/13/13 (d)	9,372	9,396
Discovery Communications, Inc.:
term loan 2.2506% 5/14/14 (d)	24,487	24,365
Tranche C, term loan 5.25% 5/14/14 (d)	11,910	11,999
Insight Midwest Holdings LLC Tranche B, term loan 2.25% 4/6/14 (d)	6,750	6,514
Mediacom LLC Tranche D, term loan 5.5% 3/31/17 (d)	2,993	3,000
San Juan Cable, Inc. Tranche 1LN, term loan 2.01% 10/31/12 (d)	4,670	4,413
UPC Broadband Holding BV:
Tranche N1, term loan 2.18% 12/31/14 (d)	15,008	14,333
Tranche T, term loan 3.93% 12/31/16 (d)	3,000	2,948
Wide Open West Finance LLC Tranche A, term loan 6.7306% 6/28/14 (d)	5,000	5,000
		312,863
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 2.9%
Amsted Industries, Inc.:
term loan 2.2518% 4/5/13 (d)	$ 4,652	$ 4,420
Tranche DD, term loan 2.2629% 4/5/13 (d)	3,019	2,868
Ashtead Group PLC term loan 2.0625% 8/31/11 (d)	2,688	2,641
Baldor Electric Co. term loan 5.25% 1/31/14 (d)	5,508	5,522
Bucyrus International, Inc. Tranche B, term loan 1.7605% 5/4/14 (d)	12,061	11,759
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (d)	2,806	2,750
Dresser, Inc. Tranche B 1LN, term loan 2.5213% 5/4/14 (d)	29,319	27,999
EnergySolutions, Inc.:
Credit-Linked Deposit 3.99% 6/7/13 (d)	317	299
term loan 4.01% 6/7/13 (d)	6,580	6,514
Flowserve Corp. term loan 1.8125% 8/10/12 (d)	32,920	32,798
Polypore, Inc. Tranche B, term loan 2.49% 7/3/14 (d)	3,900	3,705
Rexnord Corp. Tranche B A0, term loan 2.5% 7/19/13 (d)	2,885	2,597
Sensata Technologies BV term loan 1.9987% 4/27/13 (d)	5,000	4,525
Sensus Metering Systems, Inc. Tranche B term loan 2.7347% 12/17/10 (d)	4,487	4,341
Terex Corp. term loan 4.0006% 7/14/13 (d)	10,225	10,020
		122,758
Chemicals - 4.2%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (d)	4,718	4,765
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9809% 4/2/13 (d)	5,526	4,918
term loan 2.0006% 4/2/14 (d)	39,029	37,371
Ferro Corp. Tranche B, term loan 6.2506% 6/6/12 (d)	1,450	1,414
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (d)	4,000	3,960
Huntsman International LLC Tranche B, term loan 1.9957% 4/19/14 (d)	19,320	18,402
INEOS US Finance:
Tranche B, term loan 9.501% 12/16/13 (d)	3,509	3,264
Tranche C, term loan 10.001% 12/16/14 (d)	3,509	3,264
Lyondell Chemical Co. term loan:
5.798% 12/20/13 (d)	10,000	7,200
9.1679% 4/6/10 (d)(g)	30,585	31,962
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
MacDermid, Inc. Tranche B, term loan 2.2306% 4/12/14 (d)	$ 2,050	$ 1,834
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (d)	14,633	13,462
Nalco Co.:
term loan 5.75% 5/13/16 (d)	19,925	20,199
Tranche C, term loan 1.9834% 5/13/16 (d)	2,000	1,985
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (d)	8,925	9,036
Solutia, Inc. term loan 7.25% 2/28/14 (d)	5,864	5,974
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (d)	6,306	6,487
Tranche B 2LN, term loan 9% 6/20/10 (d)	1,694	1,743
		177,240
Consumer Products - 0.7%
Jarden Corp.:
Tranche B1, term loan 2.0006% 1/24/12 (d)	1,074	1,069
Tranche B4, term loan 3.5006% 1/26/15 (d)	1,869	1,865
Jostens IH Corp. Tranche C, term loan 2.2322% 12/21/11 (d)	1,366	1,352
Revlon Consumer Products Corp. term loan 4.2567% 1/15/12 (d)	7,000	6,895
Reynolds Consumer Products Holdings, Inc. term loan 6.25% 11/5/15 (d)	15,000	15,150
Spectrum Brands, Inc.:
Credit-Linked Deposit 8% 6/30/12 (d)	98	97
Tranche B1, term loan 8.0013% 6/30/12 (d)	1,894	1,889
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (d)	1,881	1,787
		30,104
Containers - 1.6%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (d)	12,673	12,800
Berry Plastics Holding Corp. Tranche C, term loan 2.2543% 4/3/15 (d)	4,964	4,455
BWAY Corp. Tranche B, term loan 2.0625% 7/17/13 (d)	1,846	1,726
Crown Holdings, Inc.:
term loan B 1.9831% 11/15/12 (d)	14,880	14,694
Tranche B, term loan 1.9831% 11/15/12 (d)	9,403	9,285
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7322% 6/14/13 (d)	$ 25,849	$ 25,074
		68,034
Diversified Financial Services - 1.6%
BRSP LLC term loan 7.5% 6/24/14 (d)	5,884	5,781
Clear Channel Capital I LLC Tranche B, term loan 3.8806% 1/29/16 (d)	22,244	17,740
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.24% 8/3/12 (d)	1,731	1,701
Nuveen Investments, Inc. term loan 3.2911% 11/13/14 (d)	6,044	5,318
Springboard Finance LLC Tranche B, term loan 9% 11/19/14 (d)	8,000	8,100
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (d)	12,000	12,120
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2506% 12/15/11 (d)	195	189
Credit-Linked Deposit 2.2506% 12/15/13 (d)	623	602
Tranche 1LN, term loan 2.2306% 12/15/13 (d)	1,615	1,583
Tranche 2LN, term loan 4.4849% 12/15/14 (d)	7,575	6,666
TowerCo Finance LLC term loan 6% 11/24/14 (d)	6,000	6,060
		65,860
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (d)	9,578	9,578
LBI Media, Inc. term loan 1.7306% 3/31/12 (d)	2,214	1,860
Thomson Media, Inc. Tranche B1, term loan 5.26% 11/8/11 (d)	957	832
		12,270
Electric Utilities - 8.0%
AES Corp. term loan 3.29% 8/10/11 (d)	14,732	14,548
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2306% 3/30/12 (d)	3,161	2,908
term loan 3.2506% 3/30/14 (d)	33,419	30,745
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (d)	3,000	2,981
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (d)	42,928	40,460
Covanta Energy Corp.:
term loan 1.75% 2/9/14 (d)	5,862	5,671
Credit-Linked Deposit 1.7506% 2/9/14 (d)	2,967	2,871
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.99% 4/2/13 (d)	$ 35,370	$ 34,574
Tranche B, term loan 3.99% 4/2/13 (d)	3,066	2,997
Energy Investors Funds term loan 1.9806% 4/11/14 (d)	1,814	1,796
MACH Gen LLC Credit-Linked Deposit 2.2506% 2/22/13 (d)	182	170
Mirant North America LLC term loan 1.9806% 1/3/13 (d)	20,084	19,431
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (d)	2,800	2,562
NRG Energy, Inc.:
term loan 1.9964% 2/1/13 (d)	41,007	39,777
Credit-Linked Deposit 2.0006% 2/1/13 (d)	28,314	27,465
NSG Holdings LLC:
Credit-Linked Deposit 1.7536% 6/15/14 (d)	247	233
Tranche B, term loan 1.7536% 6/15/14 (d)	1,210	1,137
Reliant Energy, Inc. Credit-Linked Deposit 1.9809% 6/30/14 (d)	11,150	10,593
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (d)	37,619	30,847
Tranche B2, term loan 3.7315% 10/10/14 (d)	21,598	17,657
Tranche B3, term loan 3.7315% 10/10/14 (d)	57,917	47,203
		336,626
Energy - 0.5%
Alon USA, Inc. term loan 2.4864% 8/4/13 (d)	1,876	1,539
Citgo Petroleum Corp. Tranche B, term loan 1.7088% 11/15/12 (d)	11,465	11,321
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (d)	1,486	1,486
Compagnie Generale de Geophysique SA term loan 3.4654% 1/12/14 (d)	1,305	1,278
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (d)	347	328
Tranche B 1LN, term loan 2.75% 11/1/13 (d)	3,768	3,561
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 6% 7/5/16 (d)	3,000	3,008
		22,521
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (b)(d)	5,061	2,936
Tranche B1, term loan 20.5% 4/8/12 (b)(d)	3,954	2,293
		5,229
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.23% 3/30/14 (d)	$ 458	$ 388
Food and Drug Retail - 1.2%
GNC Corp. term loan 2.5109% 9/16/13 (d)	2,831	2,725
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (d)	1,990	1,885
Tranche ABL, term loan 1.99% 6/4/14 (d)	11,344	10,153
Tranche B4, term loan 9.5% 6/15/15 (d)	20,000	20,900
SUPERVALU, Inc. Tranche B, term loan 1.5306% 6/2/12 (d)	14,251	13,894
		49,557
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (d)	23,647	23,234
Tranche B, term loan 3% 6/5/15 (d)	11,666	11,637
Dean Foods Co. Tranche B, term loan 1.635% 4/2/14 (d)	24,427	23,572
Herbalife International, Inc. term loan 1.73% 7/21/13 (d)	1,675	1,616
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	2,118	2,134
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (d)	10,000	10,050
Reddy Ice Group, Inc. term loan 2.0001% 8/12/12 (d)	2,000	1,880
		74,123
Gaming - 2.4%
Ameristar Casinos, Inc. term loan 3.5012% 11/10/12 (d)	4,823	4,775
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (d)	1,229	1,208
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2491% 1/28/15 (d)	3,688	3,024
Tranche B2, term loan 3.2491% 1/28/15 (d)	8,890	7,312
Tranche B3, term loan 3.2491% 1/28/15 (d)	5,854	4,800
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (d)	5,000	5,063
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (d)	1,169	1,035
Tranche B, term loan 2.01% 5/23/14 (d)	5,785	5,120
MGM Mirage, Inc. term loan 6% 10/3/11 (d)	15,004	14,404
Penn National Gaming, Inc. Tranche B, term loan 1.9886% 10/3/12 (d)	20,901	20,535
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Town Sports International LLC term loan 2.0625% 2/27/14 (d)	$ 2,895	$ 2,635
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (d)	7,925	7,489
Tranche DD, term loan 4.76% 5/26/12 (d)	7,539	7,125
Venetian Macau US Finance, Inc. Tranche B, term loan 4.76% 5/25/13 (d)	13,237	12,509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.115% 8/15/13 (d)	2,313	2,197
		99,231
Healthcare - 12.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2334% 2/7/12 (d)	6,164	5,979
Bausch & Lomb, Inc. term loan:
3.5006% 4/26/15 (d)	2,668	2,588
3.5006% 4/26/15 (d)	10,985	10,655
Biomet, Inc. term loan 3.2496% 3/25/15 (d)	6,947	6,747
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	2,985	3,000
Community Health Systems, Inc.:
Tranche B, term loan 2.5056% 7/25/14 (d)	108,356	102,397
Tranche DD, term loan 2.5056% 7/25/14 (d)	5,539	5,235
DaVita, Inc. Tranche B1, term loan 1.7441% 10/5/12 (d)	38,257	37,300
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	7,738	7,796
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	4,255	4,287
Tranche B, term loan 1.6255% 3/31/13 (d)	34,546	33,682
HCA, Inc. Tranche B, term loan 2.5006% 11/17/13 (d)	141,532	134,982
Health Management Associates, Inc. Tranche B, term loan 2.0006% 2/28/14 (d)	1,987	1,886
HealthSouth Corp. term loan:
2.51% 3/10/13 (d)	6,799	6,595
4.01% 3/15/14 (d)	5,596	5,596
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (d)	324	319
IASIS Healthcare Corp.:
term loan 2.2306% 3/15/14 (d)	4,447	4,247
Credit-Linked Deposit 2.2306% 3/15/14 (d)	417	399
Tranche DD, term loan 2.2306% 3/15/14 (d)	1,541	1,472
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2388% 6/26/14 (d)	14,008	13,447
Tranche 2LN, term loan 4.4806% 6/26/15 (d)	2,500	2,413
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
LifePoint Hospitals, Inc. Tranche B, term loan 1.8872% 4/15/12 (d)	$ 19,220	$ 18,884
Mylan, Inc. Tranche B, term loan 3.5509% 10/2/14 (d)	11,692	11,575
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (d)	2,796	2,698
Psychiatric Solutions, Inc. term loan 2.0948% 7/1/12 (d)	12,103	11,649
PTS Acquisition Corp. term loan 2.4806% 4/10/14 (d)	3,799	3,438
Renal Advantage, Inc. Tranche B, term loan 2.7512% 9/30/12 (d)	4,038	3,857
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2309% 6/15/12 (d)	3,820	3,629
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2506% 4/19/13 (d)	1,313	1,235
Tranche B, term loan 2.3953% 4/19/14 (d)	6,221	5,848
Team Health, Inc. term loan 2.2623% 11/22/12 (d)	2,126	1,998
Vanguard Health Holding Co. I, LLC Tranche B, term loan 5% 1/29/16 (d)	9,000	9,012
VCA Antech, Inc. term loan 1.75% 5/16/11 (d)	5,835	5,711
Vicar Operating, Inc. term loan 1.75% 5/16/11 (d)	13,710	13,419
VWR Funding, Inc. term loan 2.7306% 6/29/14 (d)	12,775	11,817
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (d)	6,780	6,788
Tranche B, term loan 5.75% 4/30/15 (d)	10,847	10,862
		513,442
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (d)	2,869	2,819
CB Richard Ellis Services, Inc.:
Tranche A1, term loan 5.5% 12/20/13 (d)	2,000	1,950
Tranche B1, term loan 6.5001% 12/20/15 (d)	994	977
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (d)	3,463	3,065
Tranche 2LN, term loan 13.5% 10/15/17	8,000	8,640
Tranche B, term loan 3.2507% 10/10/13 (d)	11,866	10,501
Tranche DD, term loan 3.2501% 10/10/13 (d)	12,449	10,955
		38,907
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (d)	12,940	12,745
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (d)	26,000	26,390
		39,135
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.5%
Compass Minerals Tranche B, term loan 1.76% 12/22/12 (d)	$ 8,826	$ 8,737
Novelis Corp. term loan 2.2466% 7/6/14 (d)	8,838	8,485
Oxbow Carbon LLC Tranche B, term loan 2.2506% 5/8/14 (d)	1,696	1,649
		18,871
Paper - 2.3%
Domtar Corp. Tranche B, term loan 1.6081% 3/7/14 (d)	734	727
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5407% 12/20/12 (d)	45,901	45,098
Tranche B, term loan 2.2336% 12/20/12 (d)	13,030	12,802
Graphic Packaging International, Inc. Tranche B, term loan 2.25% 5/16/14 (d)	7,123	6,945
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (d)	29,117	28,826
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (d)	1,985	744
		95,142
Publishing/Printing - 2.0%
Cenveo Corp.:
Tranche C, term loan 4.7534% 6/21/13 (d)	2,423	2,417
Tranche DD, term loan 4.7534% 6/21/13 (d)	103	103
Dex Media East LLC term loan 2.7442% 10/24/14 (d)	9,242	8,312
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2309% 6/12/14 (d)	21,179	17,790
Idearc, Inc. term loan 10.25% 12/31/15 (d)	1,713	1,598
Newsday LLC term loan 10.5% 8/1/13	3,000	3,225
Quebecor World, Inc. term loan 9% 7/12/12 (d)	6,716	6,783
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (d)	15,519	15,286
The Reader's Digest Association, Inc. term loan:
0.4661% 3/2/14 (b)(d)	17,123	10,274
13.5% 8/26/10 (d)	2,200	2,266
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (d)	18,825	16,849
		84,903
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0058% 4/28/13 (d)	15,418	14,878
Tranche C, term loan 1.7537% 4/28/13 (d)	2,925	2,808
		17,686
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.25% 7/25/12 (d)	$ 2,984	$ 3,007
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (d)	4,305	4,262
Del Taco term loan 9.75% 3/29/13 (d)	2,602	2,524
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (d)	100	90
term loan 2.5625% 6/14/14 (d)	1,571	1,414
		11,297
Services - 1.8%
ARAMARK Corp.:
Credit-Linked Deposit 2.1134% 1/26/14 (d)	2,392	2,278
term loan 2.1256% 1/26/14 (d)	35,011	33,348
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4% 4/19/12 (d)	1,989	1,929
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (d)	2,685	2,504
Hertz Corp.:
Credit-Linked Deposit 2.0034% 12/21/12 (d)	308	301
Tranche B, term loan 2.0128% 12/21/12 (d)	1,675	1,635
Iron Mountain, Inc. term loan 1.7813% 4/16/14 (d)	9,750	9,458
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (d)	7,000	7,096
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (d)	16,302	15,038
Tranche DD, term loan 2.74% 7/24/14 (d)	1,426	1,316
		74,903
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.562% 10/31/13 (d)	14,278	12,886
Tranche B2, term loan 4.812% 7/31/16 (d)	9,794	9,354
Sally Holdings LLC Tranche B, term loan 2.48% 11/16/13 (d)	1,935	1,879
Toys 'R' Us, Inc. term loan 4.4806% 7/19/12 (d)	8,975	8,975
		33,094
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 2.9906% 7/6/14 (d)	10,244	9,963
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,840	4,453
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	1,677	1,593
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 2.4895% 10/26/13 (d)	$ 7,667	$ 7,533
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (d)	6,000	6,060
		29,602
Technology - 4.5%
Affiliated Computer Services, Inc.:
term loan 2.2306% 3/20/13 (d)	13,786	13,752
Tranche B2, term loan 2.2309% 3/20/13 (d)	21,557	21,503
Avaya, Inc. term loan 3.0106% 10/26/14 (d)	7,969	7,123
Ceridian Corp. term loan 3.2447% 11/8/14 (d)	4,000	3,560
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.4809% 1/18/12 (d)	240	240
First Data Corp.:
Tranche B1, term loan 2.9821% 9/24/14 (d)	19,352	16,691
Tranche B2, term loan 2.9988% 9/24/14 (d)	21,587	18,619
Tranche B3, term loan 2.9988% 9/24/14 (d)	12,742	10,990
Flextronics International Ltd. Tranche B-B, term loan 2.5006% 10/1/12 (d)	4,887	4,716
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (d)	34,008	30,522
12.5% 12/15/14	2,650	2,729
Global Tel*Link Corp.:
term loan 9% 2/14/13 (d)	1,117	1,106
Credit-Linked Deposit 9% 2/14/13 (d)	380	377
Itron, Inc. term loan 3.99% 4/18/14 (d)	5,481	5,454
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (d)	868	820
Tranche 2LN, term loan 6.0006% 6/11/15 (d)	2,000	1,860
Metavante Technologies, Inc.(OLD Tranche B, term loan 3.5306% 11/1/14 (d)	877	879
ON Semiconductor Corp. term loan 2.0006% 9/6/13 (d)	2,624	2,571
Open Text Corp. term loan 2.5006% 10/2/13 (d)	5,694	5,495
SunGard Data Systems, Inc.:
term loan 1.9813% 2/28/14 (d)	29,424	28,468
Tranche C, term loan 6.75% 2/28/14 (d)	4,952	4,928
Verifone, Inc. Tranche B, term loan 2.99% 10/31/13 (d)	4,050	3,969
		186,372
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 5.8%
Asurion Corp.:
Tranche 1LN, term loan 3.237% 7/3/14 (d)	$ 5,985	$ 5,813
Tranche 2LN, term loan 6.7313% 7/3/15 (d)	3,000	2,948
Cincinnati Bell, Inc. Tranche B, term loan 1.7433% 8/31/12 (d)	7,893	7,597
Crown Castle International Corp. Tranche B, term loan 1.7306% 3/6/14 (d)	7,248	7,103
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (d)	8,334	8,021
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14 (b)(d)	2,000	1,500
Tranche B, term loan 3/31/15 (b)(d)	2,994	2,260
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (d)	1,216	845
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (d)	20,000	18,500
Intelsat Ltd. Tranche B, term loan 2.7309% 7/3/13 (d)	30,687	29,537
Level 3 Financing, Inc. term loan:
2.5013% 3/13/14 (d)	14,000	12,618
11.5% 3/13/14 (d)	3,000	3,263
MetroPCS Wireless, Inc. Tranche B, term loan 2.5404% 11/3/13 (d)	9,777	9,386
PanAmSat Corp.:
Tranche B2 A, term loan 2.7309% 1/3/14 (d)	13,002	12,384
Tranche B2 B, term loan 2.7309% 1/3/14 (d)	12,998	12,381
Tranche B2 C, term loan 2.7309% 1/3/14 (d)	12,998	12,381
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,274
Telesat Holding, Inc.:
Tranche A, term loan 3.24% 10/31/14 (d)	3,646	3,583
Tranche DD, term loan 3.24% 10/31/14 (d)	313	308
Time Warner Telecom, Inc. Tranche B, term loan 1.99% 1/7/13 (d)	4,870	4,773
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (d)	6,000	5,880
Tranche C 1LN, term loan 4.9256% 5/26/14 (d)	6,000	5,880
Windstream Corp.:
Tranche B1, term loan 1.76% 7/17/13 (d)	6,110	5,896
Tranche B2, term loan 3.01% 12/17/15 (d)	14,962	14,888
		245,019
Textiles & Apparel - 0.3%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (d)	7,000	7,105
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Levi Strauss & Co. term loan 2.4806% 4/4/14 (d)	$ 3,000	$ 2,745
William Carter Co. term loan 1.7325% 6/29/12 (d)	3,772	3,725
		13,575
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (d)	4,993	4,793
TOTAL FLOATING RATE LOANS (Cost $3,107,765)		3,163,615
Nonconvertible Bonds - 16.2%

Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,090
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	2,000	2,075
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,158
United Air Lines, Inc. 9.875% 8/1/13 (c)	2,715	2,742
		17,065
Automotive - 2.6%
Ford Motor Credit Co. LLC:
5.5036% 6/15/11 (d)	15,000	15,000
7.875% 6/15/10	9,000	9,113
General Motors Acceptance Corp.:
2.4556% 12/1/14 (d)	38,000	31,920
6.875% 9/15/11	34,000	33,830
7.25% 3/2/11	6,000	6,000
GMAC LLC 6% 12/15/11	2,000	1,965
Navistar International Corp. 8.25% 11/1/21	4,285	4,328
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,175
Tenneco, Inc. 8.625% 11/15/14	2,000	1,965
TRW Automotive, Inc. 8.875% 12/1/17 (c)	2,060	2,127
		108,423
Banks and Thrifts - 0.2%
GMAC LLC:
6% 12/15/11	2,000	1,970
6.875% 9/15/11	5,000	4,975
		6,945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	$ 13,870	$ 14,182
Series B 9.25% 12/15/17 (c)	7,485	7,710
QVC, Inc. 7.5% 10/1/19 (c)	2,000	2,045
		23,937
Building Materials - 0.1%
Nortek, Inc. 11% 12/1/13	2,009	2,109
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,822
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,600
		27,422
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18 (c)	3,000	2,985
Esco Corp. 4.1286% 12/15/13 (c)(d)	2,000	1,740
		4,725
Chemicals - 0.2%
Georgia Gulf Corp. 9% 1/15/17 (c)	4,000	4,120
Huntsman International LLC 5.5% 6/30/16 (c)	3,000	2,595
NOVA Chemicals Corp. 3.6494% 11/15/13 (d)	4,000	3,670
		10,385
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15 (c)	880	959
Containers - 0.7%
Berry Plastics Corp. 5.0013% 2/15/15 (d)	11,000	10,175
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.25% 11/15/15 (c)	10,000	10,000
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,180
Silgan Holdings, Inc. 7.25% 8/15/16	2,000	2,060
Solo Cup Co. 10.5% 11/1/13	3,000	3,150
		29,565
Electric Utilities - 1.5%
AES Corp. 9.375% 9/15/10	9,000	9,259
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	2,000	2,040
CMS Energy Corp.:
1.2013% 1/15/13 (d)	8,000	7,400
6.3% 2/1/12	3,000	3,083
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Holdings Corp.:
10% 1/15/20 (c)	$ 11,320	$ 11,575
10.875% 11/1/17	7,000	5,530
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	173
Mirant North America LLC 7.375% 12/31/13	5,997	5,937
NRG Energy, Inc. 7.375% 2/1/16	7,000	6,930
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,025
RRI Energy, Inc. 6.75% 12/15/14	7,963	8,122
		62,074
Energy - 0.4%
Chesapeake Energy Corp.:
6.375% 6/15/15	3,500	3,413
7% 8/15/14	1,500	1,504
7.5% 9/15/13	4,000	4,060
7.625% 7/15/13	3,000	3,154
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,115
Western Refining, Inc. 7.7536% 6/15/14 (c)(d)	2,000	1,760
		16,006
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,060
Rite Aid Corp. 10.25% 10/15/19 (c)	2,635	2,767
		5,827
Gaming - 0.1%
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (c)	2,000	2,090
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (c)	2,000	2,005
		4,095
Healthcare - 0.7%
Elan Finance PLC/Elan Finance Corp. 4.2725% 11/15/11 (d)	15,000	14,250
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,920
		31,170
Metals/Mining - 3.3%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,115
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,828
Drummond Co., Inc. 9% 10/15/14 (c)	5,830	6,034
FMG Finance Property Ltd. 4.2556% 9/1/11 (c)(d)	39,000	38,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (d)	$ 62,000	$ 61,535
Teck Resources Ltd. 9.75% 5/15/14	20,810	23,827
		138,754
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (c)	3,000	3,165
Cascades, Inc. 7.75% 12/15/17 (c)	3,000	3,083
Domtar Corp. 7.875% 10/15/11	2,000	2,120
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	2,050
		10,418
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (c)	1,845	1,965
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7725% 5/15/14 (d)	5,000	4,113
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	3,505	3,619
9.5% 12/15/14	3,000	2,981
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	5,075	4,631
		11,231
Steels - 0.1%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,015
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,150
Technology - 0.4%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (c)	4,000	4,020
GeoEye, Inc. 9.625% 10/1/15 (c)	1,505	1,528
NXP BV 3.0013% 10/15/13 (d)	10,465	8,843
Seagate Technology International 10% 5/1/14 (c)	2,275	2,605
		16,996
Telecommunications - 3.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	12,000	12,150
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000	10,125
Intelsat Ltd. 11.25% 6/15/16	4,000	4,240
IPCS, Inc. 2.4056% 5/1/13 (d)	3,000	2,745
Level 3 Financing, Inc. 4.6013% 2/15/15 (d)	3,000	2,378
PAETEC Holding Corp. 8.875% 6/30/17 (c)	4,000	4,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
3.5036% 6/15/13 (d)	$ 4,000	$ 3,910
7.875% 9/1/11	15,000	15,713
8.375% 5/1/16	3,000	3,285
8.875% 3/15/12	3,000	3,221
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,151
Sprint Nextel Corp. 0.6506% 6/28/10 (d)	48,156	47,313
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,510
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	4,000	3,757
		130,528
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 3.8308% 12/15/14 (d)	5,000	4,750
TOTAL NONCONVERTIBLE BONDS (Cost $644,990)		677,627
Common Stocks - 0.0%
	Shares
Broadcasting - 0.0%
ION Media Networks, Inc. (a)	2,842	960
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	75
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	34
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	227
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
SuperMedia, Inc. (a)	7,943	288
TOTAL COMMON STOCKS (Cost $14,386)		2,557
Other - 0.0%

Idearc, Inc. Claim (a) (Cost $0)	1,888,844	0*
Money Market Funds - 10.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e) (Cost $420,504)	420,504,402	$ 420,504
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,717)	$ 2,717	2,717
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,190,362)		4,267,020
NET OTHER ASSETS - (1.8)%		(76,994)
NET ASSETS - 100%		$ 4,190,026
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,611,000 or 4.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,192,000 and $10,651,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,717,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,454
Banc of America Securities LLC	489
Barclays Capital, Inc.	774
$ 2,717
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,221	$ 288	$ -	$ 1,933
Financials	34	-	-	34
Industrials	75	-	-	75
Utilities	227	227	-	-
Corporate Bonds	677,627	-	677,627	-
Floating Rate Loans	3,163,615	-	3,163,615	-
Money Market Funds	420,504	420,504	-	-
Cash Equivalents	2,717	-	2,717	-
Other	-	-	-	-
Total Investments in Securities:	$ 4,267,020	$ 421,019	$ 3,843,959	$ 2,042
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5
Cost of Purchases	1,030
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,042
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 5

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $4,156,492,000. Net unrealized appreciation aggregated $110,528,000, of which $194,291,000 related to appreciated investment securities and $83,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

January 31, 2010

1.813257.105

FHI-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (f) - 75.5%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. Tranche B, term loan 5.75% 7/28/14 (d)	$ 3,188	$ 3,212
Hexcel Corp. Tranche B, term loan 6.6119% 5/21/14 (d)	6,129	6,190
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 2.0013% 9/30/13 (d)	16,527	16,237
Sequa Corp. term loan 3.8786% 12/3/14 (d)	9,000	8,303
TransDigm, Inc. term loan 2.2488% 6/23/13 (d)	14,340	14,053
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 2.49% 9/29/13 (d)	4,564	4,393
		52,388
Air Transportation - 0.5%
Delta Air Lines, Inc.:
Tranche 1LN:
Revolving Credit-Linked Deposit 2.2509% 4/30/12 (d)	2,000	1,860
term loan 8.75% 9/27/13 (d)	3,805	3,853
Tranche 2LN, term loan 3.5013% 4/30/14 (d)	5,992	5,228
Northwest Airlines Corp. Tranche B, term loan 3.76% 12/22/13 (d)	4,340	3,733
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (d)	3,000	2,441
US Airways Group, Inc. term loan 2.7306% 3/23/14 (d)	4,000	3,030
		20,145
Automotive - 3.8%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (d)	30,929	26,135
Tranche C, term loan 2.1675% 12/27/15 (d)	15,780	13,137
Ford Motor Co. term loan 3.2588% 12/15/13 (d)	65,401	61,477
Lear Corp. term loan 7.5% 10/25/14 (d)	4,177	4,197
Oshkosh Co. Tranche B, term loan 6.26% 12/6/13 (d)	2,792	2,810
Rexnord Corp. Tranche B, term loan 2.7906% 7/19/13 (d)	1,989	1,864
Tenneco, Inc. Credit-Linked Deposit 5.7334% 3/16/14 (d)	8,000	7,980
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (d)	39,500	36,636
TRW Automotive, Inc. Tranche B 3LN, term loan 5% 5/30/16 (d)	7,000	6,983
		161,219
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 3.5%
Citadel Broadcasting Corp.:
Tranche A, term loan 6/12/13 (d)	$ 2,000	$ 1,630
Tranche B, term loan 1.99% 6/12/14 (d)	7,208	5,875
Entravision Communication Corp. term loan 5.51% 3/29/13 (d)	593	568
FoxCo Acquisition LLC Tranche B, term loan 7.5% 7/14/15 (d)	1,782	1,689
Nexstar Broadcasting, Inc. Tranche B, term loan 4.9976% 10/1/12 (d)	19,325	18,745
Raycom Media, Inc. Tranche B, term loan 1.8125% 6/25/14 (d)	6,430	5,466
Sinclair Broadcast Group, Inc. Tranche B, term loan 6.5% 10/23/15 (d)	6,000	6,030
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (d)	92,005	79,124
VNU, Inc. term loan 2.2313% 8/9/13 (d)	28,547	27,191
		146,318
Cable TV - 7.5%
Cequel Communications LLC Tranche 1LN, term loan 2.2525% 11/5/13 (d)	8,619	8,210
Charter Communications Operating LLC:
term loan 7.25% 3/6/14 (d)	7,882	8,119
Tranche B 1LN, term loan 2.26% 3/6/14 (d)	104,291	96,991
CSC Holdings, Inc. Tranche B, term loan 2.0037% 3/31/13 (d)	82,710	80,642
DIRECTV Holdings LLC:
Tranche B, term loan 1.7306% 4/13/13 (d)	37,071	36,933
Tranche C, term loan 5.25% 4/13/13 (d)	9,372	9,396
Discovery Communications, Inc.:
term loan 2.2506% 5/14/14 (d)	24,487	24,365
Tranche C, term loan 5.25% 5/14/14 (d)	11,910	11,999
Insight Midwest Holdings LLC Tranche B, term loan 2.25% 4/6/14 (d)	6,750	6,514
Mediacom LLC Tranche D, term loan 5.5% 3/31/17 (d)	2,993	3,000
San Juan Cable, Inc. Tranche 1LN, term loan 2.01% 10/31/12 (d)	4,670	4,413
UPC Broadband Holding BV:
Tranche N1, term loan 2.18% 12/31/14 (d)	15,008	14,333
Tranche T, term loan 3.93% 12/31/16 (d)	3,000	2,948
Wide Open West Finance LLC Tranche A, term loan 6.7306% 6/28/14 (d)	5,000	5,000
		312,863
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - 2.9%
Amsted Industries, Inc.:
term loan 2.2518% 4/5/13 (d)	$ 4,652	$ 4,420
Tranche DD, term loan 2.2629% 4/5/13 (d)	3,019	2,868
Ashtead Group PLC term loan 2.0625% 8/31/11 (d)	2,688	2,641
Baldor Electric Co. term loan 5.25% 1/31/14 (d)	5,508	5,522
Bucyrus International, Inc. Tranche B, term loan 1.7605% 5/4/14 (d)	12,061	11,759
Chart Industries, Inc. Tranche B, term loan 2.3125% 10/17/12 (d)	2,806	2,750
Dresser, Inc. Tranche B 1LN, term loan 2.5213% 5/4/14 (d)	29,319	27,999
EnergySolutions, Inc.:
Credit-Linked Deposit 3.99% 6/7/13 (d)	317	299
term loan 4.01% 6/7/13 (d)	6,580	6,514
Flowserve Corp. term loan 1.8125% 8/10/12 (d)	32,920	32,798
Polypore, Inc. Tranche B, term loan 2.49% 7/3/14 (d)	3,900	3,705
Rexnord Corp. Tranche B A0, term loan 2.5% 7/19/13 (d)	2,885	2,597
Sensata Technologies BV term loan 1.9987% 4/27/13 (d)	5,000	4,525
Sensus Metering Systems, Inc. Tranche B term loan 2.7347% 12/17/10 (d)	4,487	4,341
Terex Corp. term loan 4.0006% 7/14/13 (d)	10,225	10,020
		122,758
Chemicals - 4.2%
Ashland, Inc. Tranche B, term loan 7.65% 5/13/14 (d)	4,718	4,765
Celanese Holding LLC:
Revolving Credit-Linked Deposit 1.9809% 4/2/13 (d)	5,526	4,918
term loan 2.0006% 4/2/14 (d)	39,029	37,371
Ferro Corp. Tranche B, term loan 6.2506% 6/6/12 (d)	1,450	1,414
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (d)	4,000	3,960
Huntsman International LLC Tranche B, term loan 1.9957% 4/19/14 (d)	19,320	18,402
INEOS US Finance:
Tranche B, term loan 9.501% 12/16/13 (d)	3,509	3,264
Tranche C, term loan 10.001% 12/16/14 (d)	3,509	3,264
Lyondell Chemical Co. term loan:
5.798% 12/20/13 (d)	10,000	7,200
9.1679% 4/6/10 (d)(g)	30,585	31,962
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
MacDermid, Inc. Tranche B, term loan 2.2306% 4/12/14 (d)	$ 2,050	$ 1,834
Momentive Performance Materials, Inc. Tranche B1, term loan 2.5% 12/4/13 (d)	14,633	13,462
Nalco Co.:
term loan 5.75% 5/13/16 (d)	19,925	20,199
Tranche C, term loan 1.9834% 5/13/16 (d)	2,000	1,985
Rockwood Specialties Group, Inc. Tranche H, term loan 6% 5/15/14 (d)	8,925	9,036
Solutia, Inc. term loan 7.25% 2/28/14 (d)	5,864	5,974
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (d)	6,306	6,487
Tranche B 2LN, term loan 9% 6/20/10 (d)	1,694	1,743
		177,240
Consumer Products - 0.7%
Jarden Corp.:
Tranche B1, term loan 2.0006% 1/24/12 (d)	1,074	1,069
Tranche B4, term loan 3.5006% 1/26/15 (d)	1,869	1,865
Jostens IH Corp. Tranche C, term loan 2.2322% 12/21/11 (d)	1,366	1,352
Revlon Consumer Products Corp. term loan 4.2567% 1/15/12 (d)	7,000	6,895
Reynolds Consumer Products Holdings, Inc. term loan 6.25% 11/5/15 (d)	15,000	15,150
Spectrum Brands, Inc.:
Credit-Linked Deposit 8% 6/30/12 (d)	98	97
Tranche B1, term loan 8.0013% 6/30/12 (d)	1,894	1,889
Weight Watchers International, Inc. Tranche B, term loan 1.8125% 1/26/14 (d)	1,881	1,787
		30,104
Containers - 1.6%
Anchor Glass Container Corp. term loan 6.75% 6/20/14 (d)	12,673	12,800
Berry Plastics Holding Corp. Tranche C, term loan 2.2543% 4/3/15 (d)	4,964	4,455
BWAY Corp. Tranche B, term loan 2.0625% 7/17/13 (d)	1,846	1,726
Crown Holdings, Inc.:
term loan B 1.9831% 11/15/12 (d)	14,880	14,694
Tranche B, term loan 1.9831% 11/15/12 (d)	9,403	9,285
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Owens-Brockway Glass Container, Inc. Tranche B, term loan 1.7322% 6/14/13 (d)	$ 25,849	$ 25,074
		68,034
Diversified Financial Services - 1.6%
BRSP LLC term loan 7.5% 6/24/14 (d)	5,884	5,781
Clear Channel Capital I LLC Tranche B, term loan 3.8806% 1/29/16 (d)	22,244	17,740
DaimlerChrysler Financial Services Tranche 1LN, term loan 4.24% 8/3/12 (d)	1,731	1,701
Nuveen Investments, Inc. term loan 3.2911% 11/13/14 (d)	6,044	5,318
Springboard Finance LLC Tranche B, term loan 9% 11/19/14 (d)	8,000	8,100
SW Acquisitions Co., Inc. Tranche B, term loan 5.75% 12/1/16 (d)	12,000	12,120
Tempus Public Foundation Generation Holdings LLC:
revolver loan 2.2506% 12/15/11 (d)	195	189
Credit-Linked Deposit 2.2506% 12/15/13 (d)	623	602
Tranche 1LN, term loan 2.2306% 12/15/13 (d)	1,615	1,583
Tranche 2LN, term loan 4.4849% 12/15/14 (d)	7,575	6,666
TowerCo Finance LLC term loan 6% 11/24/14 (d)	6,000	6,060
		65,860
Diversified Media - 0.3%
Lamar Media Corp. Tranche F, term loan 5.5% 3/31/14 (d)	9,578	9,578
LBI Media, Inc. term loan 1.7306% 3/31/12 (d)	2,214	1,860
Thomson Media, Inc. Tranche B1, term loan 5.26% 11/8/11 (d)	957	832
		12,270
Electric Utilities - 8.0%
AES Corp. term loan 3.29% 8/10/11 (d)	14,732	14,548
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2306% 3/30/12 (d)	3,161	2,908
term loan 3.2506% 3/30/14 (d)	33,419	30,745
Atlas Pipeline Partners, LP Tranche B, term loan 6.75% 7/27/14 (d)	3,000	2,981
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (d)	42,928	40,460
Covanta Energy Corp.:
term loan 1.75% 2/9/14 (d)	5,862	5,671
Credit-Linked Deposit 1.7506% 2/9/14 (d)	2,967	2,871
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 3.99% 4/2/13 (d)	$ 35,370	$ 34,574
Tranche B, term loan 3.99% 4/2/13 (d)	3,066	2,997
Energy Investors Funds term loan 1.9806% 4/11/14 (d)	1,814	1,796
MACH Gen LLC Credit-Linked Deposit 2.2506% 2/22/13 (d)	182	170
Mirant North America LLC term loan 1.9806% 1/3/13 (d)	20,084	19,431
Nebraska Energy, Inc. Tranche 2LN, term loan 4.8125% 5/1/14 (d)	2,800	2,562
NRG Energy, Inc.:
term loan 1.9964% 2/1/13 (d)	41,007	39,777
Credit-Linked Deposit 2.0006% 2/1/13 (d)	28,314	27,465
NSG Holdings LLC:
Credit-Linked Deposit 1.7536% 6/15/14 (d)	247	233
Tranche B, term loan 1.7536% 6/15/14 (d)	1,210	1,137
Reliant Energy, Inc. Credit-Linked Deposit 1.9809% 6/30/14 (d)	11,150	10,593
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (d)	37,619	30,847
Tranche B2, term loan 3.7315% 10/10/14 (d)	21,598	17,657
Tranche B3, term loan 3.7315% 10/10/14 (d)	57,917	47,203
		336,626
Energy - 0.5%
Alon USA, Inc. term loan 2.4864% 8/4/13 (d)	1,876	1,539
Citgo Petroleum Corp. Tranche B, term loan 1.7088% 11/15/12 (d)	11,465	11,321
Coffeyville Resources LLC Tranche D, term loan 8.5% 12/28/13 (d)	1,486	1,486
Compagnie Generale de Geophysique SA term loan 3.4654% 1/12/14 (d)	1,305	1,278
Nebraska Energy, Inc.:
Tranche 1LN, Credit-Linked Deposit 2.8125% 11/1/13 (d)	347	328
Tranche B 1LN, term loan 2.75% 11/1/13 (d)	3,768	3,561
Targa Resources, Inc./Targa Resources Finance Corp. Tranche B, term loan 6% 7/5/16 (d)	3,000	3,008
		22,521
Entertainment/Film - 0.1%
MGM Holdings II, Inc.:
Tranche B, term loan 20.5% 4/8/12 (b)(d)	5,061	2,936
Tranche B1, term loan 20.5% 4/8/12 (b)(d)	3,954	2,293
		5,229
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Environmental - 0.0%
Synagro Technologies, Inc. Tranche 1LN, term loan 2.23% 3/30/14 (d)	$ 458	$ 388
Food and Drug Retail - 1.2%
GNC Corp. term loan 2.5109% 9/16/13 (d)	2,831	2,725
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (d)	1,990	1,885
Tranche ABL, term loan 1.99% 6/4/14 (d)	11,344	10,153
Tranche B4, term loan 9.5% 6/15/15 (d)	20,000	20,900
SUPERVALU, Inc. Tranche B, term loan 1.5306% 6/2/12 (d)	14,251	13,894
		49,557
Food/Beverage/Tobacco - 1.8%
Constellation Brands, Inc.:
Tranche B, term loan 1.75% 6/5/13 (d)	23,647	23,234
Tranche B, term loan 3% 6/5/15 (d)	11,666	11,637
Dean Foods Co. Tranche B, term loan 1.635% 4/2/14 (d)	24,427	23,572
Herbalife International, Inc. term loan 1.73% 7/21/13 (d)	1,675	1,616
Michael Foods, Inc. Tranche B, term loan 6.5% 5/1/14 (d)	2,118	2,134
Pinnacle Foods Finance LLC Tranche C, term loan 7.5% 4/4/14 (d)	10,000	10,050
Reddy Ice Group, Inc. term loan 2.0001% 8/12/12 (d)	2,000	1,880
		74,123
Gaming - 2.4%
Ameristar Casinos, Inc. term loan 3.5012% 11/10/12 (d)	4,823	4,775
Choctaw Resort Development Enterprise term loan 7.25% 11/4/11 (d)	1,229	1,208
Harrah's Entertainment, Inc.:
Tranche B1, term loan 3.2491% 1/28/15 (d)	3,688	3,024
Tranche B2, term loan 3.2491% 1/28/15 (d)	8,890	7,312
Tranche B3, term loan 3.2491% 1/28/15 (d)	5,854	4,800
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (d)	5,000	5,063
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (d)	1,169	1,035
Tranche B, term loan 2.01% 5/23/14 (d)	5,785	5,120
MGM Mirage, Inc. term loan 6% 10/3/11 (d)	15,004	14,404
Penn National Gaming, Inc. Tranche B, term loan 1.9886% 10/3/12 (d)	20,901	20,535
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Town Sports International LLC term loan 2.0625% 2/27/14 (d)	$ 2,895	$ 2,635
Venetian Macau Ltd.:
Tranche B, term loan 4.76% 5/26/13 (d)	7,925	7,489
Tranche DD, term loan 4.76% 5/26/12 (d)	7,539	7,125
Venetian Macau US Finance, Inc. Tranche B, term loan 4.76% 5/25/13 (d)	13,237	12,509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 2.115% 8/15/13 (d)	2,313	2,197
		99,231
Healthcare - 12.3%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 2.2334% 2/7/12 (d)	6,164	5,979
Bausch & Lomb, Inc. term loan:
3.5006% 4/26/15 (d)	2,668	2,588
3.5006% 4/26/15 (d)	10,985	10,655
Biomet, Inc. term loan 3.2496% 3/25/15 (d)	6,947	6,747
Casella Waste Systems, Inc. Tranche B 1LN, term loan 7% 4/9/14 (d)	2,985	3,000
Community Health Systems, Inc.:
Tranche B, term loan 2.5056% 7/25/14 (d)	108,356	102,397
Tranche DD, term loan 2.5056% 7/25/14 (d)	5,539	5,235
DaVita, Inc. Tranche B1, term loan 1.7441% 10/5/12 (d)	38,257	37,300
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/10/14 (d)	7,738	7,796
Tranche B 2LN, term loan 6.75% 9/10/14 (d)	4,255	4,287
Tranche B, term loan 1.6255% 3/31/13 (d)	34,546	33,682
HCA, Inc. Tranche B, term loan 2.5006% 11/17/13 (d)	141,532	134,982
Health Management Associates, Inc. Tranche B, term loan 2.0006% 2/28/14 (d)	1,987	1,886
HealthSouth Corp. term loan:
2.51% 3/10/13 (d)	6,799	6,595
4.01% 3/15/14 (d)	5,596	5,596
Hologic, Inc. Tranche B, term loan 3.5% 3/31/13 (d)	324	319
IASIS Healthcare Corp.:
term loan 2.2306% 3/15/14 (d)	4,447	4,247
Credit-Linked Deposit 2.2306% 3/15/14 (d)	417	399
Tranche DD, term loan 2.2306% 3/15/14 (d)	1,541	1,472
Inverness Medical Innovations, Inc.:
Tranche 1LN, term loan 2.2388% 6/26/14 (d)	14,008	13,447
Tranche 2LN, term loan 4.4806% 6/26/15 (d)	2,500	2,413
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
LifePoint Hospitals, Inc. Tranche B, term loan 1.8872% 4/15/12 (d)	$ 19,220	$ 18,884
Mylan, Inc. Tranche B, term loan 3.5509% 10/2/14 (d)	11,692	11,575
National Renal Institutes, Inc. Tranche B, term loan 9% 3/31/13 (d)	2,796	2,698
Psychiatric Solutions, Inc. term loan 2.0948% 7/1/12 (d)	12,103	11,649
PTS Acquisition Corp. term loan 2.4806% 4/10/14 (d)	3,799	3,438
Renal Advantage, Inc. Tranche B, term loan 2.7512% 9/30/12 (d)	4,038	3,857
Skilled Healthcare Group, Inc. Tranche 1LN, term loan 2.2309% 6/15/12 (d)	3,820	3,629
Sun Healthcare Group, Inc.:
Credit-Linked Deposit 2.2506% 4/19/13 (d)	1,313	1,235
Tranche B, term loan 2.3953% 4/19/14 (d)	6,221	5,848
Team Health, Inc. term loan 2.2623% 11/22/12 (d)	2,126	1,998
Vanguard Health Holding Co. I, LLC Tranche B, term loan 5% 1/29/16 (d)	9,000	9,012
VCA Antech, Inc. term loan 1.75% 5/16/11 (d)	5,835	5,711
Vicar Operating, Inc. term loan 1.75% 5/16/11 (d)	13,710	13,419
VWR Funding, Inc. term loan 2.7306% 6/29/14 (d)	12,775	11,817
Warner Chilcott Corp.:
Tranche A, term loan 5.5% 10/30/14 (d)	6,780	6,788
Tranche B, term loan 5.75% 4/30/15 (d)	10,847	10,862
		513,442
Homebuilding/Real Estate - 0.9%
CB Richard Ellis Group, Inc. Tranche B, term loan 6% 12/20/13 (d)	2,869	2,819
CB Richard Ellis Services, Inc.:
Tranche A1, term loan 5.5% 12/20/13 (d)	2,000	1,950
Tranche B1, term loan 6.5001% 12/20/15 (d)	994	977
Realogy Corp.:
Credit-Linked Deposit 3.231% 10/10/13 (d)	3,463	3,065
Tranche 2LN, term loan 13.5% 10/15/17	8,000	8,640
Tranche B, term loan 3.2507% 10/10/13 (d)	11,866	10,501
Tranche DD, term loan 3.2501% 10/10/13 (d)	12,449	10,955
		38,907
Leisure - 0.9%
Six Flags, Inc. Tranche B, term loan 2.49% 4/30/15 (d)	12,940	12,745
Universal City Development Partners Ltd. Tranche B, term loan 6.5% 11/6/14 (d)	26,000	26,390
		39,135
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.5%
Compass Minerals Tranche B, term loan 1.76% 12/22/12 (d)	$ 8,826	$ 8,737
Novelis Corp. term loan 2.2466% 7/6/14 (d)	8,838	8,485
Oxbow Carbon LLC Tranche B, term loan 2.2506% 5/8/14 (d)	1,696	1,649
		18,871
Paper - 2.3%
Domtar Corp. Tranche B, term loan 1.6081% 3/7/14 (d)	734	727
Georgia-Pacific Corp.:
Tranche B 1LN, term loan 2.5407% 12/20/12 (d)	45,901	45,098
Tranche B, term loan 2.2336% 12/20/12 (d)	13,030	12,802
Graphic Packaging International, Inc. Tranche B, term loan 2.25% 5/16/14 (d)	7,123	6,945
Smurfit-Stone Container Enterprises, Inc. term loan 2.8997% 11/11/11 (d)	29,117	28,826
White Birch Paper Co. Tranche 1LN, term loan 7% 5/8/14 (d)	1,985	744
		95,142
Publishing/Printing - 2.0%
Cenveo Corp.:
Tranche C, term loan 4.7534% 6/21/13 (d)	2,423	2,417
Tranche DD, term loan 4.7534% 6/21/13 (d)	103	103
Dex Media East LLC term loan 2.7442% 10/24/14 (d)	9,242	8,312
Education Media and Publishing Group Ltd. Tranche 1LN, term loan 5.2309% 6/12/14 (d)	21,179	17,790
Idearc, Inc. term loan 10.25% 12/31/15 (d)	1,713	1,598
Newsday LLC term loan 10.5% 8/1/13	3,000	3,225
Quebecor World, Inc. term loan 9% 7/12/12 (d)	6,716	6,783
R.H. Donnelley Corp. term loan 9.25% 10/24/14 (d)	15,519	15,286
The Reader's Digest Association, Inc. term loan:
0.4661% 3/2/14 (b)(d)	17,123	10,274
13.5% 8/26/10 (d)	2,200	2,266
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (d)	18,825	16,849
		84,903
Railroad - 0.4%
Kansas City Southern Railway Co.:
Tranche B, term loan 2.0058% 4/28/13 (d)	15,418	14,878
Tranche C, term loan 1.7537% 4/28/13 (d)	2,925	2,808
		17,686
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Restaurants - 0.3%
Arby's Restaurant Group, Inc. Tranche B, term loan 6.25% 7/25/12 (d)	$ 2,984	$ 3,007
Burger King Corp. Tranche B1, term loan 1.8125% 6/30/12 (d)	4,305	4,262
Del Taco term loan 9.75% 3/29/13 (d)	2,602	2,524
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (d)	100	90
term loan 2.5625% 6/14/14 (d)	1,571	1,414
		11,297
Services - 1.8%
ARAMARK Corp.:
Credit-Linked Deposit 2.1134% 1/26/14 (d)	2,392	2,278
term loan 2.1256% 1/26/14 (d)	35,011	33,348
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4% 4/19/12 (d)	1,989	1,929
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 2.5625% 2/7/14 (d)	2,685	2,504
Hertz Corp.:
Credit-Linked Deposit 2.0034% 12/21/12 (d)	308	301
Tranche B, term loan 2.0128% 12/21/12 (d)	1,675	1,635
Iron Mountain, Inc. term loan 1.7813% 4/16/14 (d)	9,750	9,458
JohnsonDiversey, Inc. Tranche B, term loan 5.5% 11/24/15 (d)	7,000	7,096
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (d)	16,302	15,038
Tranche DD, term loan 2.74% 7/24/14 (d)	1,426	1,316
		74,903
Specialty Retailing - 0.8%
Michaels Stores, Inc.:
Tranche B1, term loan 2.562% 10/31/13 (d)	14,278	12,886
Tranche B2, term loan 4.812% 7/31/16 (d)	9,794	9,354
Sally Holdings LLC Tranche B, term loan 2.48% 11/16/13 (d)	1,935	1,879
Toys 'R' Us, Inc. term loan 4.4806% 7/19/12 (d)	8,975	8,975
		33,094
Super Retail - 0.7%
Dollar General Corp. Tranche B1, term loan 2.9906% 7/6/14 (d)	10,244	9,963
Gold Toe Investment Corp. Tranche 1LN, term loan 8.5% 10/30/13 (d)	4,840	4,453
J. Crew Group, Inc. term loan 2.0625% 5/15/13 (d)	1,677	1,593
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
PETCO Animal Supplies, Inc. term loan 2.4895% 10/26/13 (d)	$ 7,667	$ 7,533
Pilot Travel Centers LLC Tranche B, term loan 11/24/15 (d)	6,000	6,060
		29,602
Technology - 4.5%
Affiliated Computer Services, Inc.:
term loan 2.2306% 3/20/13 (d)	13,786	13,752
Tranche B2, term loan 2.2309% 3/20/13 (d)	21,557	21,503
Avaya, Inc. term loan 3.0106% 10/26/14 (d)	7,969	7,123
Ceridian Corp. term loan 3.2447% 11/8/14 (d)	4,000	3,560
Fidelity National Information Solutions, Inc. Tranche C, term loan 4.4809% 1/18/12 (d)	240	240
First Data Corp.:
Tranche B1, term loan 2.9821% 9/24/14 (d)	19,352	16,691
Tranche B2, term loan 2.9988% 9/24/14 (d)	21,587	18,619
Tranche B3, term loan 2.9988% 9/24/14 (d)	12,742	10,990
Flextronics International Ltd. Tranche B-B, term loan 2.5006% 10/1/12 (d)	4,887	4,716
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (d)	34,008	30,522
12.5% 12/15/14	2,650	2,729
Global Tel*Link Corp.:
term loan 9% 2/14/13 (d)	1,117	1,106
Credit-Linked Deposit 9% 2/14/13 (d)	380	377
Itron, Inc. term loan 3.99% 4/18/14 (d)	5,481	5,454
Kronos, Inc.:
Tranche 1LN, term loan 2.2506% 6/11/14 (d)	868	820
Tranche 2LN, term loan 6.0006% 6/11/15 (d)	2,000	1,860
Metavante Technologies, Inc.(OLD Tranche B, term loan 3.5306% 11/1/14 (d)	877	879
ON Semiconductor Corp. term loan 2.0006% 9/6/13 (d)	2,624	2,571
Open Text Corp. term loan 2.5006% 10/2/13 (d)	5,694	5,495
SunGard Data Systems, Inc.:
term loan 1.9813% 2/28/14 (d)	29,424	28,468
Tranche C, term loan 6.75% 2/28/14 (d)	4,952	4,928
Verifone, Inc. Tranche B, term loan 2.99% 10/31/13 (d)	4,050	3,969
		186,372
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - 5.8%
Asurion Corp.:
Tranche 1LN, term loan 3.237% 7/3/14 (d)	$ 5,985	$ 5,813
Tranche 2LN, term loan 6.7313% 7/3/15 (d)	3,000	2,948
Cincinnati Bell, Inc. Tranche B, term loan 1.7433% 8/31/12 (d)	7,893	7,597
Crown Castle International Corp. Tranche B, term loan 1.7306% 3/6/14 (d)	7,248	7,103
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (d)	8,334	8,021
FairPoint Communications, Inc.:
Tranche A, term loan 3/31/14 (b)(d)	2,000	1,500
Tranche B, term loan 3/31/15 (b)(d)	2,994	2,260
Hawaiian Telcom Communications, Inc. Tranche C, term loan 4.75% 6/1/14 (d)	1,216	845
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (d)	20,000	18,500
Intelsat Ltd. Tranche B, term loan 2.7309% 7/3/13 (d)	30,687	29,537
Level 3 Financing, Inc. term loan:
2.5013% 3/13/14 (d)	14,000	12,618
11.5% 3/13/14 (d)	3,000	3,263
MetroPCS Wireless, Inc. Tranche B, term loan 2.5404% 11/3/13 (d)	9,777	9,386
PanAmSat Corp.:
Tranche B2 A, term loan 2.7309% 1/3/14 (d)	13,002	12,384
Tranche B2 B, term loan 2.7309% 1/3/14 (d)	12,998	12,381
Tranche B2 C, term loan 2.7309% 1/3/14 (d)	12,998	12,381
Qwest Corp. Tranche B, term loan 6.95% 6/30/10	57,274	57,274
Telesat Holding, Inc.:
Tranche A, term loan 3.24% 10/31/14 (d)	3,646	3,583
Tranche DD, term loan 3.24% 10/31/14 (d)	313	308
Time Warner Telecom, Inc. Tranche B, term loan 1.99% 1/7/13 (d)	4,870	4,773
Wind Telecomunicazioni SpA:
Tranche B 1LN, term loan 3.9256% 5/26/13 (d)	6,000	5,880
Tranche C 1LN, term loan 4.9256% 5/26/14 (d)	6,000	5,880
Windstream Corp.:
Tranche B1, term loan 1.76% 7/17/13 (d)	6,110	5,896
Tranche B2, term loan 3.01% 12/17/15 (d)	14,962	14,888
		245,019
Textiles & Apparel - 0.3%
Hanesbrands, Inc. term loan 5.25% 12/10/15 (d)	7,000	7,105
Floating Rate Loans (f) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Levi Strauss & Co. term loan 2.4806% 4/4/14 (d)	$ 3,000	$ 2,745
William Carter Co. term loan 1.7325% 6/29/12 (d)	3,772	3,725
		13,575
Trucking & Freight - 0.1%
Swift Transportation Co., Inc. term loan 8.25% 5/10/14 (d)	4,993	4,793
TOTAL FLOATING RATE LOANS (Cost $3,107,765)		3,163,615
Nonconvertible Bonds - 16.2%

Air Transportation - 0.4%
Continental Airlines, Inc. 9.25% 5/10/17	3,000	3,090
Delta Air Lines, Inc. 9.5% 9/15/14 (c)	2,000	2,075
Delta Air Lines, Inc. pass-thru trust certificates 7.57% 11/18/10	9,000	9,158
United Air Lines, Inc. 9.875% 8/1/13 (c)	2,715	2,742
		17,065
Automotive - 2.6%
Ford Motor Credit Co. LLC:
5.5036% 6/15/11 (d)	15,000	15,000
7.875% 6/15/10	9,000	9,113
General Motors Acceptance Corp.:
2.4556% 12/1/14 (d)	38,000	31,920
6.875% 9/15/11	34,000	33,830
7.25% 3/2/11	6,000	6,000
GMAC LLC 6% 12/15/11	2,000	1,965
Navistar International Corp. 8.25% 11/1/21	4,285	4,328
RSC Equipment Rental, Inc. 10% 7/15/17 (c)	2,000	2,175
Tenneco, Inc. 8.625% 11/15/14	2,000	1,965
TRW Automotive, Inc. 8.875% 12/1/17 (c)	2,060	2,127
		108,423
Banks and Thrifts - 0.2%
GMAC LLC:
6% 12/15/11	2,000	1,970
6.875% 9/15/11	5,000	4,975
		6,945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (c)	$ 13,870	$ 14,182
Series B 9.25% 12/15/17 (c)	7,485	7,710
QVC, Inc. 7.5% 10/1/19 (c)	2,000	2,045
		23,937
Building Materials - 0.1%
Nortek, Inc. 11% 12/1/13	2,009	2,109
Cable TV - 0.7%
CSC Holdings, Inc. 7.625% 4/1/11	10,406	10,822
EchoStar Communications Corp. 6.375% 10/1/11	16,000	16,600
		27,422
Capital Goods - 0.1%
Coleman Cable, Inc. 9% 2/15/18 (c)	3,000	2,985
Esco Corp. 4.1286% 12/15/13 (c)(d)	2,000	1,740
		4,725
Chemicals - 0.2%
Georgia Gulf Corp. 9% 1/15/17 (c)	4,000	4,120
Huntsman International LLC 5.5% 6/30/16 (c)	3,000	2,595
NOVA Chemicals Corp. 3.6494% 11/15/13 (d)	4,000	3,670
		10,385
Consumer Products - 0.0%
ACCO Brands Corp. 10.625% 3/15/15 (c)	880	959
Containers - 0.7%
Berry Plastics Corp. 5.0013% 2/15/15 (d)	11,000	10,175
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.25% 11/15/15 (c)	10,000	10,000
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	4,000	4,180
Silgan Holdings, Inc. 7.25% 8/15/16	2,000	2,060
Solo Cup Co. 10.5% 11/1/13	3,000	3,150
		29,565
Electric Utilities - 1.5%
AES Corp. 9.375% 9/15/10	9,000	9,259
Calpine Construction Finance Co. LP 8% 6/1/16 (c)	2,000	2,040
CMS Energy Corp.:
1.2013% 1/15/13 (d)	8,000	7,400
6.3% 2/1/12	3,000	3,083
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Energy Future Holdings Corp.:
10% 1/15/20 (c)	$ 11,320	$ 11,575
10.875% 11/1/17	7,000	5,530
IPALCO Enterprises, Inc. 8.625% 11/14/11	165	173
Mirant North America LLC 7.375% 12/31/13	5,997	5,937
NRG Energy, Inc. 7.375% 2/1/16	7,000	6,930
Orion Power Holdings, Inc. 12% 5/1/10	2,000	2,025
RRI Energy, Inc. 6.75% 12/15/14	7,963	8,122
		62,074
Energy - 0.4%
Chesapeake Energy Corp.:
6.375% 6/15/15	3,500	3,413
7% 8/15/14	1,500	1,504
7.5% 9/15/13	4,000	4,060
7.625% 7/15/13	3,000	3,154
Quicksilver Resources, Inc. 9.125% 8/15/19	2,000	2,115
Western Refining, Inc. 7.7536% 6/15/14 (c)(d)	2,000	1,760
		16,006
Food and Drug Retail - 0.1%
Federated Retail Holdings, Inc. 5.35% 3/15/12	3,000	3,060
Rite Aid Corp. 10.25% 10/15/19 (c)	2,635	2,767
		5,827
Gaming - 0.1%
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (c)	2,000	2,090
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.875% 11/1/17 (c)	2,000	2,005
		4,095
Healthcare - 0.7%
Elan Finance PLC/Elan Finance Corp. 4.2725% 11/15/11 (d)	15,000	14,250
Tenet Healthcare Corp. 8.875% 7/1/19 (c)	16,000	16,920
		31,170
Metals/Mining - 3.3%
Arch Coal, Inc. 8.75% 8/1/16 (c)	2,000	2,115
Crown Americas LLC/Capital Corp. II 7.625% 5/15/17 (c)	6,645	6,828
Drummond Co., Inc. 9% 10/15/14 (c)	5,830	6,034
FMG Finance Property Ltd. 4.2556% 9/1/11 (c)(d)	39,000	38,415
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Freeport-McMoRan Copper & Gold, Inc. 3.8813% 4/1/15 (d)	$ 62,000	$ 61,535
Teck Resources Ltd. 9.75% 5/15/14	20,810	23,827
		138,754
Paper - 0.3%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (c)	3,000	3,165
Cascades, Inc. 7.75% 12/15/17 (c)	3,000	3,083
Domtar Corp. 7.875% 10/15/11	2,000	2,120
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (c)	1,885	2,050
		10,418
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (c)	1,845	1,965
Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 2.7725% 5/15/14 (d)	5,000	4,113
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (c)	3,505	3,619
9.5% 12/15/14	3,000	2,981
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	5,075	4,631
		11,231
Steels - 0.1%
Steel Dynamics, Inc. 7.375% 11/1/12	2,000	2,015
Super Retail - 0.1%
GSC Holdings Corp./Gamestop, Inc. 8% 10/1/12	6,000	6,150
Technology - 0.4%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (c)	4,000	4,020
GeoEye, Inc. 9.625% 10/1/15 (c)	1,505	1,528
NXP BV 3.0013% 10/15/13 (d)	10,465	8,843
Seagate Technology International 10% 5/1/14 (c)	2,275	2,605
		16,996
Telecommunications - 3.1%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (c)	12,000	12,150
Clearwire Escrow Corp. 12% 12/1/15 (c)	10,000	10,125
Intelsat Ltd. 11.25% 6/15/16	4,000	4,240
IPCS, Inc. 2.4056% 5/1/13 (d)	3,000	2,745
Level 3 Financing, Inc. 4.6013% 2/15/15 (d)	3,000	2,378
PAETEC Holding Corp. 8.875% 6/30/17 (c)	4,000	4,030
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Qwest Corp.:
3.5036% 6/15/13 (d)	$ 4,000	$ 3,910
7.875% 9/1/11	15,000	15,713
8.375% 5/1/16	3,000	3,285
8.875% 3/15/12	3,000	3,221
Sprint Capital Corp. 7.625% 1/30/11	11,000	11,151
Sprint Nextel Corp. 0.6506% 6/28/10 (d)	48,156	47,313
Wind Acquisition Finance SA 11.75% 7/15/17 (c)	6,000	6,510
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (c)(d)	4,000	3,757
		130,528
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 3.8308% 12/15/14 (d)	5,000	4,750
TOTAL NONCONVERTIBLE BONDS (Cost $644,990)		677,627
Common Stocks - 0.0%
	Shares
Broadcasting - 0.0%
ION Media Networks, Inc. (a)	2,842	960
Building Materials - 0.0%
Nortek, Inc. (a)	2,000	75
Diversified Financial Services - 0.0%
Newhall Holding Co. LLC Class A (a)	289,870	34
Electric Utilities - 0.0%
Calpine Corp. (a)	20,715	227
Hotels - 0.0%
Tropicana Las Vegas Hotel & Casino, Inc. Class A (a)	48,650	973
Publishing/Printing - 0.0%
SuperMedia, Inc. (a)	7,943	288
TOTAL COMMON STOCKS (Cost $14,386)		2,557
Other - 0.0%

Idearc, Inc. Claim (a) (Cost $0)	1,888,844	0*
Money Market Funds - 10.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (e) (Cost $420,504)	420,504,402	$ 420,504
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.1%, dated 1/29/10 due 2/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $2,717)	$ 2,717	2,717
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $4,190,362)		4,267,020
NET OTHER ASSETS - (1.8)%		(76,994)
NET ASSETS - 100%		$ 4,190,026
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $206,611,000 or 4.9% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(g) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $10,192,000 and $10,651,000, respectively. The coupon rate will be determined at time of settlement.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,717,000 due 2/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 1,454
Banc of America Securities LLC	489
Barclays Capital, Inc.	774
$ 2,717
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 181
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,221	$ 288	$ -	$ 1,933
Financials	34	-	-	34
Industrials	75	-	-	75
Utilities	227	227	-	-
Corporate Bonds	677,627	-	677,627	-
Floating Rate Loans	3,163,615	-	3,163,615	-
Money Market Funds	420,504	420,504	-	-
Cash Equivalents	2,717	-	2,717	-
Other	-	-	-	-
Total Investments in Securities:	$ 4,267,020	$ 421,019	$ 3,843,959	$ 2,042
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
(Amounts in thousands)
Beginning Balance	$ 1,007
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	5
Cost of Purchases	1,030
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,042
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 5

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $4,156,492,000. Net unrealized appreciation aggregated $110,528,000, of which $194,291,000 related to appreciated investment securities and $83,763,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813043.105

HY-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 56.2%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.7%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 4,771
Energy - 0.2%
Headwaters, Inc. 2.5% 2/1/14	7,970	5,898
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/66	10,000	9,938
TOTAL CONVERTIBLE BONDS		20,607
Nonconvertible Bonds - 55.5%
Aerospace - 1.4%
Sequa Corp.:
11.75% 12/1/15 (h)	25,060	25,311
13.5% 12/1/15 pay-in-kind (h)	15,239	15,696
		41,007
Air Transportation - 1.5%
American Airlines, Inc. pass-thru trust certificates:
7.377% 5/23/19	6,341	5,113
10.18% 1/2/13	3,097	2,788
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	1,480	1,310
3.3816% 6/2/13 (i)	7,330	6,011
7.339% 4/19/14	2,480	2,344
Continental Airlines, Inc. 9.25% 5/10/17	2,760	2,843
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	106
10% 8/15/08 (a)	29,000	290
12.25% 3/15/15 (h)	15,000	15,563
Delta Air Lines, Inc. pass-thru trust certificates 7.779% 1/2/12	308	305
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	11
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	39
9.875% 3/15/07 (a)	6,255	47
United Air Lines, Inc. 9.875% 8/1/13 (h)	2,050	2,071
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	5,000	5,225
		44,066
Auto Parts Distribution - 0.5%
Exide Technologies 10.5% 3/15/13	15,000	15,263
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - 0.9%
Accuride Corp. 8.5% 2/1/15 (c)	$ 7,885	$ 7,195
GMAC LLC 6% 12/15/11	1,075	1,056
Navistar International Corp. 8.25% 11/1/21	3,275	3,308
TRW Automotive, Inc.:
7% 3/15/14 (h)	1,750	1,693
7.25% 3/15/17 (h)	13,770	13,322
		26,574
Banks and Thrifts - 1.9%
GMAC LLC:
6% 12/15/11	8,445	8,318
6.625% 5/15/12	5,765	5,693
7.5% 12/31/13	28,630	28,487
8% 12/31/18	10,210	9,495
8% 11/1/31	4,273	4,059
Washington Mutual Bank 5.5% 1/15/13 (c)	10,000	1
		56,053
Broadcasting - 1.4%
Clear Channel Communications, Inc.:
4.4% 5/15/11	5,325	4,793
11.75% 8/1/16 pay-in-kind (e)	40,000	23,024
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (h)	1,425	1,457
Series B 9.25% 12/15/17 (h)	5,700	5,871
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 11.375% 4/1/13	6,395	5,244
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (e)(h)	758	637
		41,026
Building Materials - 0.0%
Nortek, Inc. 11% 12/1/13	899	944
Cable TV - 0.1%
CSC Holdings, Inc. 6.75% 4/15/12	2,937	3,054
Capital Goods - 0.8%
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,713
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	16,933
		23,646
Chemicals - 1.0%
Georgia Gulf Corp. 9% 1/15/17 (h)	5,625	5,794
Huntsman International LLC 5.5% 6/30/16 (h)	7,410	6,410
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Chemicals - continued
NOVA Chemicals Corp.:
8.375% 11/1/16 (h)	$ 5,000	$ 5,050
8.625% 11/1/19 (h)	5,000	5,075
Solutia, Inc. 8.75% 11/1/17	1,205	1,271
Tronox Worldwide LLC/Tronox Worldwide Finance Corp. 9.5% 12/1/12 (c)	7,610	7,401
		31,001
Containers - 0.5%
Berry Plastics Corp. 5.0013% 2/15/15 (i)	7,560	6,993
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. 8.875% 9/15/14 (h)	10,000	9,500
		16,493
Diversified Financial Services - 0.9%
International Lease Finance Corp.:
5.3% 5/1/12	2,070	1,810
5.625% 9/20/13	5,830	4,797
5.875% 5/1/13	3,435	2,891
6.375% 3/25/13	3,400	2,860
6.625% 11/15/13	6,020	5,027
Reliance Intermediate Holdings LP 9.5% 12/15/19 (h)	7,000	7,333
Sprint Capital Corp. 8.75% 3/15/32	965	869
		25,587
Diversified Media - 1.8%
Liberty Media Corp.:
5.7% 5/15/13	20,000	19,350
8.25% 2/1/30	660	601
8.5% 7/15/29	745	678
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (d)	25,235	22,838
11.5% 5/1/16	5,000	5,588
11.625% 2/1/14	3,185	3,567
		52,622
Electric Utilities - 4.3%
AES Corp.:
8% 6/1/20	9,475	9,499
9.75% 4/15/16 (h)	3,630	3,929
Calpine Corp.:
8.5% 7/15/10 (c)(h)	16,320	0
8.75% 7/15/13 (c)(h)	5,865	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
Edison Mission Energy:
7.2% 5/15/19	$ 1,565	$ 1,209
7.625% 5/15/27	18,110	13,220
Energy Future Holdings Corp.:
10% 1/15/20 (h)	3,265	3,338
10.875% 11/1/17	35,100	27,729
Intergen NV 9% 6/30/17 (h)	32,660	33,313
Mirant Americas Generation LLC:
8.5% 10/1/21	2,080	1,997
9.125% 5/1/31	9,625	8,879
North American Energy Alliance LLC/North American Energy Alliance Finance Corp. 10.875% 6/1/16 (h)	6,440	6,939
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	4,820	3,760
11.25% 11/1/16 pay-in-kind	20,718	15,383
		129,195
Energy - 4.4%
Ashland, Inc. 9.125% 6/1/17 (h)	2,940	3,219
El Paso Energy Corp. 7.75% 1/15/32	1,970	1,958
Headwaters, Inc. 11.375% 11/1/14 (h)	1,105	1,157
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	14,330	14,652
Hercules Offshore, Inc. 10.5% 10/15/17 (h)	5,705	5,876
OPTI Canada, Inc.:
7.875% 12/15/14	27,290	23,674
8.25% 12/15/14	11,005	9,712
Petroleum Development Corp. 12% 2/15/18	7,940	8,337
Plains Exploration & Production Co. 7.75% 6/15/15	12,700	12,954
Quicksilver Resources, Inc.:
7.125% 4/1/16	10,000	9,475
11.75% 1/1/16	12,900	14,674
Stone Energy Corp.:
6.75% 12/15/14	4,320	3,899
8.625% 2/1/17	6,000	5,910
Venoco, Inc. 11.5% 10/1/17 (h)	7,100	7,384
Western Refining, Inc. 11.25% 6/15/17 (h)	10,000	9,000
		131,881
Entertainment/Film - 0.0%
Livent, Inc. yankee 9.375% 10/15/04 (c)	11,100	0
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Environmental - 0.1%
Casella Waste Systems, Inc. 11% 7/15/14 (h)	$ 1,725	$ 1,872
Food and Drug Retail - 2.2%
Nutritional Sourcing Corp. 10.125% 8/1/09 (c)	7,424	0
Rite Aid Corp.:
7.5% 3/1/17	22,348	20,672
8.625% 3/1/15	11,160	9,263
9.375% 12/15/15	1,345	1,113
9.5% 6/15/17	32,625	26,263
10.25% 10/15/19 (h)	2,020	2,121
Tops Markets LLC 10.125% 10/15/15 (h)	4,935	5,108
		64,540
Food/Beverage/Tobacco - 0.3%
Smithfield Foods, Inc. 7.75% 7/1/17	10,545	9,860
Gaming - 4.0%
Downstream Development Authority 12% 10/15/15 (h)	8,750	7,744
Harrah's Operating Co., Inc. 11.25% 6/1/17	8,000	8,560
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	11,260	7,206
MGM Mirage, Inc.:
6.625% 7/15/15	26,410	22,184
6.75% 4/1/13	5,715	5,172
6.875% 4/1/16	1,155	959
7.5% 6/1/16	33,920	27,814
7.625% 1/15/17	11,885	9,924
11.125% 11/15/17 (h)	4,595	5,135
13% 11/15/13	4,000	4,600
Mohegan Tribal Gaming Authority 11.5% 11/1/17 (h)	2,110	2,205
Station Casinos, Inc.:
6% 4/1/12 (c)	5,550	944
7.75% 8/15/16 (c)	6,150	1,092
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	15,475	14,779
		118,318
Healthcare - 3.6%
Accellent, Inc. 8.375% 2/1/17 (h)	4,875	4,924
Apria Healthcare Group, Inc. 11.25% 11/1/14 (h)	10,000	10,650
HCA, Inc.:
6.375% 1/15/15	4,730	4,363
9.875% 2/15/17 (h)	1,475	1,615
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	$ 20,745	$ 21,627
Select Medical Corp. 7.625% 2/1/15	5,000	4,850
Tenet Healthcare Corp.:
6.875% 11/15/31	16,215	13,053
8.875% 7/1/19 (h)	12,000	12,690
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (e)	31,688	33,272
		107,044
Homebuilding/Real Estate - 0.3%
DuPont Fabros Technology LP 8.5% 12/15/17 (h)	3,735	3,847
K. Hovnanian Enterprises, Inc. 6.25% 1/15/16	8,025	5,818
		9,665
Insurance - 1.8%
American International Group, Inc.:
4.25% 5/15/13	1,680	1,551
5.05% 10/1/15	1,165	970
5.45% 5/18/17	7,765	6,224
5.6% 10/18/16	1,710	1,399
5.85% 1/16/18	1,490	1,196
8.25% 8/15/18	6,220	5,707
Provident Companies, Inc.:
7% 7/15/18	11,260	11,468
7.25% 3/15/28	17,830	16,954
UnumProvident Corp.:
6.75% 12/15/28	4,814	4,337
7.19% 2/1/28	1,145	1,027
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,438
		52,271
Leisure - 0.8%
Royal Caribbean Cruises Ltd. 11.875% 7/15/15	3,695	4,249
Six Flags Operations, Inc. 12.25% 7/15/16 (c)(h)	17,828	19,522
		23,771
Metals/Mining - 1.8%
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	11,055	12,382
Freeport-McMoRan Copper & Gold, Inc. 8.375% 4/1/17	12,350	13,477
Novelis, Inc.:
7.25% 2/15/15 (e)	15,000	14,250
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Novelis, Inc.: - continued
11.5% 2/15/15	$ 1,345	$ 1,449
Teck Resources Ltd. 10.75% 5/15/19	10,985	12,935
		54,493
Publishing/Printing - 0.5%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,853
Cenveo Corp. 7.875% 12/1/13	11,570	11,049
The Reader's Digest Association, Inc. 9% 2/15/17 (c)	13,940	174
		14,076
Restaurants - 0.0%
Landry's Restaurants, Inc. 11.625% 12/1/15 (h)	1,415	1,507
Services - 1.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	14,945	14,160
7.75% 5/15/16	14,500	13,521
McJunkin Red Man Corp. 9.5% 12/15/16 (h)	8,155	8,135
Muzak LLC/Muzak Finance Corp. 10% 2/15/09 (c)	6,460	4,199
Rental Service Corp. 9.5% 12/1/14	5,095	5,146
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(h)	10,000	10,400
		55,561
Shipping - 0.3%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (h)	2,680	2,767
9.5% 12/15/14	2,065	2,052
Trico Shipping AS 11.875% 11/1/14 (h)	5,165	5,410
		10,229
Specialty Retailing - 0.4%
General Nutrition Centers, Inc. 5.1775% 3/15/14 pay-in-kind (i)	14,050	13,031
Steels - 0.9%
Edgen Murray Corp. 12.25% 1/15/15 (h)	13,595	12,983
Essar Steel Algoma, Inc. 9.375% 3/15/15 (h)	8,050	8,090
Steel Dynamics, Inc. 6.75% 4/1/15	4,980	4,949
		26,022
Super Retail - 1.1%
Asbury Automotive Group, Inc. 7.625% 3/15/17	1,000	955
Intcomex, Inc. 13.25% 12/15/14 (h)	11,400	11,400
NBC Acquisition Corp. 11% 3/15/13	11,890	8,739
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (h)	$ 5,000	$ 5,488
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (h)	6,365	6,508
		33,090
Technology - 3.3%
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (e)(h)	3,905	3,623
Ceridian Corp.:
11.25% 11/15/15	7,320	7,064
12.25% 11/15/15 pay-in-kind (i)	7,740	7,469
First Data Corp. 9.875% 9/24/15	15,000	13,238
Freescale Semiconductor, Inc. 10.125% 12/15/16	8,920	7,047
NXP BV:
7.875% 10/15/14	2,971	2,644
10% 7/15/13 (h)	9,174	9,541
Seagate Technology HDD Holdings 6.8% 10/1/16	9,994	9,994
Spansion LLC 11.25% 1/15/16 (c)(h)	15,415	18,498
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,613
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,777
Viasystems, Inc. 12% 1/15/15 (h)	4,125	4,434
		97,942
Telecommunications - 10.5%
Citizens Communications Co. 7.875% 1/15/27	6,970	6,308
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (h)	20,885	21,146
Clearwire Escrow Corp. 12% 12/1/15 (h)	11,115	11,254
Cricket Communications, Inc. 9.375% 11/1/14	3,785	3,766
Digicel Group Ltd. 8.875% 1/15/15 (h)	30,570	29,347
Global Crossing Ltd. 12% 9/15/15 (h)	3,530	3,821
Intelsat Bermuda Ltd.:
11.25% 2/4/17	15,000	15,225
11.5% 2/4/17 pay-in-kind (e)	6,930	6,595
Intelsat Jackson Holdings Ltd. 11.5% 6/15/16	29,580	31,355
Level 3 Financing, Inc. 9.25% 11/1/14	8,940	8,381
MetroPCS Wireless, Inc.:
9.25% 11/1/14	20,740	20,870
9.25% 11/1/14	7,565	7,603
Nextel Communications, Inc.:
5.95% 3/15/14	2,225	1,969
6.875% 10/31/13	5,000	4,663
7.375% 8/1/15	21,405	19,318
NII Capital Corp. 10% 8/15/16 (h)	10,000	10,450
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Capital Corp.:
6.875% 11/15/28	$ 33,655	$ 26,419
6.9% 5/1/19	27,155	24,168
Sprint Nextel Corp.:
6% 12/1/16	44,055	38,328
8.375% 8/15/17	10,000	9,775
Wind Acquisition Finance SA 11.75% 7/15/17 (h)	10,000	10,850
		311,611
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 3.8308% 12/15/14 (i)	9,940	9,443
TOTAL NONCONVERTIBLE BONDS		1,652,758
TOTAL CORPORATE BONDS (Cost $1,584,034)		1,673,365
Common Stocks - 12.5%
	Shares
Air Transportation - 0.5%
Delta Air Lines, Inc. (a)	1,087,069	13,295
Automotive - 0.7%
Exide Technologies (a)	2,500,000	19,325
Penske Automotive Group, Inc. (a)(f)	150,000	2,109
		21,434
Banks and Thrifts - 2.0%
Bank of America Corp.	1,664,334	25,265
Huntington Bancshares, Inc.	3,297,544	15,795
KeyCorp	2,606,990	18,718
Washington Mutual, Inc. (a)	505,500	95
		59,873
Broadcasting - 0.0%
Gray Television, Inc. (a)	494,070	978
Building Materials - 1.3%
Nortek, Inc. (a)	895	34
Owens Corning (a)	1,441,022	37,077
		37,111
Chemicals - 1.0%
Georgia Gulf Corp. (a)(g)	1,945,619	29,865
Common Stocks - continued
	Shares	Value (000s)
Consumer Products - 0.1%
Revlon, Inc. (a)	267,200	$ 4,118
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,482
Pliant Corp. (a)	2,041	0
		6,482
Electric Utilities - 1.2%
AES Corp.	2,802,509	35,396
Energy - 0.4%
El Paso Corp.	1,000,900	10,159
OPTI Canada, Inc. (a)	1,500,000	2,707
Teekay Tankers Ltd.	28,500	245
		13,111
Food/Beverage/Tobacco - 0.7%
American Italian Pasta Co. Class A (a)	600,000	20,556
Gaming - 0.0%
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
Healthcare - 1.0%
Kinetic Concepts, Inc. (a)	100,000	4,129
Service Corp. International	500,000	3,835
Tenet Healthcare Corp. (a)	4,057,534	22,479
		30,443
Metals/Mining - 0.3%
Cloud Peak Energy, Inc.	622,900	8,415
Publishing/Printing - 0.3%
Cenveo, Inc. (a)	1,235,258	8,919
Restaurants - 0.1%
Domino's Pizza, Inc. (a)	205,100	2,318
Shipping - 0.6%
Teekay Corp.	665,000	16,598
Specialty Retailing - 0.0%
Eddie Bauer Holdings, Inc. Series A warrants 4/1/14 (a)	335,799	0
Technology - 1.3%
Amkor Technology, Inc. (a)(f)	1,148,900	6,537
Flextronics International Ltd. (a)	3,376,500	21,407
Harman International Industries, Inc.	200,000	7,110
Viasystems Group, Inc. (a)(k)	1,026,780	3,080
		38,134
Telecommunications - 0.8%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	52
Level 3 Communications, Inc. (a)	3,000,000	4,170
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
One Communications (a)	925,628	$ 926
PAETEC Holding Corp. (a)	6,188,426	19,617
		24,765
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(k)	42,253	316
Pillowtex Corp. (a)	490,256	0
		316
TOTAL COMMON STOCKS (Cost $430,604)		372,127
Preferred Stocks - 6.3%

Convertible Preferred Stocks - 4.9%
Banks and Thrifts - 1.9%
Bank of America Corp. Series L, 7.25%	22,855	20,684
Wells Fargo & Co. 7.50%	39,909	37,514
		58,198
Energy - 1.7%
El Paso Corp. 4.99% (h)	54,500	51,220
Healthcare - 0.2%
Tenet Healthcare Corp. 7.00% (a)	5,000	5,092
Metals/Mining - 1.1%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	324,300	31,924
TOTAL CONVERTIBLE PREFERRED STOCKS		146,434
Nonconvertible Preferred Stocks - 1.4%
Consumer Products - 0.9%
Revlon, Inc. Series A 12.75%	4,464,520	25,716
Diversified Financial Services - 0.5%
GMAC, Inc. 7.00% (h)	20,860	14,811
TOTAL NONCONVERTIBLE PREFERRED STOCKS		40,527
TOTAL PREFERRED STOCKS (Cost $240,058)		186,961
Floating Rate Loans - 20.9%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 10.2553% 2/21/14 (i)	$ 250	$ 158
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 5.24% 5/11/15 pay-in-kind (i)	130	107
Sequa Corp. term loan 3.8786% 12/3/14 (i)	14,584	13,454
		13,719
Air Transportation - 2.3%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 2.2509% 4/30/12 (i)	42,726	39,735
Tranche 2LN, term loan 3.5013% 4/30/14 (i)	23,554	20,551
US Airways Group, Inc. term loan 2.7306% 3/23/14 (i)	10,000	7,575
		67,861
Automotive - 1.7%
AM General LLC term loan 6.0006% 4/17/12 (i)	5,081	4,726
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (i)	13,143	11,106
Tranche C, term loan 2.1675% 12/27/15 (i)	6,705	5,582
Ford Motor Co. term loan 3.2588% 12/15/13 (i)	19,848	18,657
Visteon Corp. term loan 4.426% 6/13/13 (c)(i)	10,000	10,800
		50,871
Broadcasting - 2.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (i)	83,045	71,419
Cable TV - 0.9%
CCO Holdings, LLC Tranche 3LN, term loan 2.7556% 9/6/14 (i)	28,745	25,871
Capital Goods - 0.4%
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (i)	12,145	11,447
Chemicals - 0.7%
Lyondell Chemical Co. term loan 5.798% 12/20/13 (i)	7,933	5,712
MacDermid, Inc. Tranche B, term loan 2.2306% 4/12/14 (i)	5,820	5,209
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 2LN, term loan 6.0006% 11/18/14 (i)	3,630	3,086
Solutia, Inc. term loan 7.25% 2/28/14 (i)	4,989	5,083
Tronox Worldwide LLC:
Tranche B 1LN, term loan 9% 6/20/10 (i)	1,226	1,261
Tranche B 2LN, term loan 9% 6/20/10 (i)	329	339
		20,690
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 0.1%
AX Acquisition Corp. Tranche B1, term loan 3.5625% 8/15/14 (i)	$ 2,817	$ 2,618
Tempus Public Foundation Generation Holdings LLC Tranche 2LN, term loan 4.4849% 12/15/14 (i)	1,005	884
		3,502
Electric Utilities - 0.9%
Ashmore Energy International term loan 3.2506% 3/30/14 (i)	9,653	8,881
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (i)	4,959	4,674
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B2, term loan 3.7315% 10/10/14 (i)	7,376	6,030
Tranche B3, term loan 3.7315% 10/10/14 (i)	7,978	6,502
		26,087
Energy - 0.0%
Venoco, Inc. Tranche 2LN, term loan 4.25% 5/7/14 (i)	752	688
Entertainment/Film - 0.1%
MGM Holdings II, Inc. Tranche B, term loan 20.5% 4/8/12 (c)(i)	5,510	3,196
Gaming - 0.2%
Centaur Gaming LLC Tranche 1LN, term loan 9.25% 10/30/12 (c)(i)	2,720	2,489
Harrah's Operating Co., Inc. Tranche B4, term loan 9.5% 10/31/16 (i)	5,000	5,063
		7,552
Homebuilding/Real Estate - 0.2%
General Growth Properties, Inc. Tranche A1, term loan 1.79% 2/24/10 (c)(i)	2,615	2,497
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	4,790	5,173
		7,670
Paper - 0.1%
White Birch Paper Co.:
Tranche 1LN, term loan 7% 5/8/14 (i)	6,456	2,421
Tranche 2LN, term loan 7.05% 11/8/14 (c)(i)	8,620	442
		2,863
Publishing/Printing - 1.0%
Education Media and Publishing Group Ltd.:
Tranche 1LN, term loan 5.2309% 6/12/14 (i)	11,420	9,593
Tranche 2LN, term loan 17.5% 12/12/14 (i)	9,255	926
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
The Reader's Digest Association, Inc. term loan:
0.4661% 3/2/14 (c)(i)	$ 14,442	$ 8,665
13.5% 8/26/10 (i)	160	165
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (i)	10,830	9,693
		29,042
Restaurants - 1.9%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (i)	5,008	4,508
term loan 2.5625% 6/14/14 (i)	58,077	52,269
		56,777
Services - 0.8%
Central Parking Corp.:
Credit-Linked Deposit 2.563% 5/22/14 (i)	4,993	3,944
Tranche B 1LN, term loan 2.5625% 5/22/14 (i)	13,105	10,353
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (i)	9,025	8,325
Tranche DD, term loan 2.74% 7/24/14 (i)	899	829
		23,451
Specialty Retailing - 2.3%
Eddie Bauer Holdings, Inc. term loan:
8.25% 4/1/14 (c)(i)	750	675
8.25% 4/1/14 (i)	801	721
Michaels Stores, Inc.:
Tranche B1, term loan 2.562% 10/31/13 (i)	30,837	27,830
Tranche B2, term loan 4.812% 7/31/16 (i)	41,499	39,632
		68,858
Technology - 3.6%
Freescale Semiconductor, Inc. term loan:
1.9809% 12/1/13 (i)	93,867	84,233
12.5% 12/15/14	6,948	7,156
Intergraph Corp. Tranche 2LN, term loan 6.2556% 11/29/14 (i)	15,150	14,582
		105,971
Telecommunications - 0.8%
Level 3 Financing, Inc. term loan 2.5013% 3/13/14 (i)	27,425	24,718
TOTAL FLOATING RATE LOANS (Cost $624,466)		622,253
Money Market Funds - 2.1%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (j)	60,636,911	$ 60,637
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(j)	2,432,550	2,433
TOTAL MONEY MARKET FUNDS (Cost $63,070)		63,070
TOTAL INVESTMENT PORTFOLIO - 98.0% (Cost $2,942,232)		2,917,776
NET OTHER ASSETS - 2.0%		60,269
NET ASSETS - 100%		$ 2,978,045
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $574,609,000 or 19.3% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,396,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
Viasystems Group, Inc.	2/13/04	$ 20,664
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 40
Fidelity Securities Lending Cash Central Fund	1
Total	$ 41
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Georgia Gulf Corp.	$ 27,959	$ -	$ -	$ -	$ 29,865
Total	$ 27,959	$ -	$ -	$ -	$ 29,865
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 35,991	$ 35,675	$ -	$ 316
Consumer Staples	50,390	24,674	-	25,716
Energy	89,344	38,124	51,220	-
Financials	132,882	80,557	52,325	-
Health Care	31,700	26,608	5,092	-
Industrials	59,325	59,291	-	34
Information Technology	31,024	27,944	-	3,080
Materials	68,271	29,865	31,924	6,482
Telecommunication Services	24,765	23,839	-	926
Utilities	35,396	35,396	-	-
Corporate Bonds	1,673,365	-	1,668,672	4,693
Floating Rate Loans	622,253	-	622,253	-
Money Market Funds	63,070	63,070	-	-
Total Investments in Securities:	$ 2,917,776	$ 445,043	$ 2,431,486	$ 41,247
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 277
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	39
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 316
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 39
Equities - Consumer Staples
Beginning Balance	$ 26,073
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(357)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 25,716
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (357)
Equities - Industrials
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	3
Cost of Purchases	31
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 34
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 3
(Amounts in thousands)
Investments in Securities:
Equities - Information Technology
Beginning Balance	$ 3,080
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 3,080
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -
Equities - Materials
Beginning Balance	$ 5,531
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	951
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 6,482
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 951
Equities - Telecommunication Services
Beginning Balance	$ 1,157
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(231)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 926
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ (231)
(Amounts in thousands)
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 5,434
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	819
Cost of Purchases	-
Proceeds of Sales	(1,561)
Amortization/Accretion	-
Transfers in/out of Level 3	1
Ending Balance	$ 4,693
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ 819
Floating Rate Loans
Beginning Balance	$ 113
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	45
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in/out of Level 3	(158)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $2,903,916,000. Net unrealized appreciation aggregated $13,860,000, of which $317,133,000 related to appreciated investment securities and $303,273,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813042.105

AHI-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.6%
	Principal Amount	Value
Convertible Bonds - 0.8%
Energy - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 2,921,000	$ 2,474,379
Energy Conversion Devices, Inc. 3% 6/15/13	710,000	475,700
		2,950,079
Technology - 0.4%
Advanced Micro Devices, Inc. 6% 5/1/15	1,862,000	1,710,806
Lucent Technologies, Inc. 2.875% 6/15/25	1,965,000	1,691,128
		3,401,934
TOTAL CONVERTIBLE BONDS		6,352,013
Nonconvertible Bonds - 88.8%
Aerospace - 0.9%
BE Aerospace, Inc. 8.5% 7/1/18	2,895,000	3,032,513
Sequa Corp.:
11.75% 12/1/15 (d)	1,570,000	1,585,700
13.5% 12/1/15 pay-in-kind (d)	544,499	560,834
Triumph Group, Inc. 8% 11/15/17 (d)	1,455,000	1,484,100
		6,663,147
Air Transportation - 2.5%
American Airlines, Inc. 10.5% 10/15/12 (d)	2,235,000	2,318,813
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,160,000	2,111,400
6.977% 11/23/22	213,385	168,574
8.608% 10/1/12	200,000	195,000
10.375% 7/2/19	1,276,148	1,448,428
AMR Corp. 9% 8/1/12	775,000	635,500
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	129,007	121,266
7.875% 7/2/18	155,425	138,329
8.388% 5/1/22	197,171	183,369
9.798% 4/1/21	2,602,085	2,354,887
Continental Airlines, Inc. 9.25% 5/10/17	2,135,000	2,199,050
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	1,137,773	1,035,373
8.954% 8/10/14	1,506,918	1,408,968
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	624,674	571,576
United Air Lines, Inc.:
9.875% 8/1/13 (d)	545,000	550,450
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
United Air Lines, Inc.: - continued
12% 11/1/13 (d)	$ 695,000	$ 674,150
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,128,757	880,431
9.75% 1/15/17	1,675,000	1,750,375
12% 1/15/16 (d)	600,000	606,750
		19,352,689
Automotive - 3.7%
ArvinMeritor, Inc. 8.125% 9/15/15	2,205,000	2,072,700
Ford Motor Co.:
6.375% 2/1/29	1,000,000	760,000
6.625% 10/1/28	1,695,000	1,322,100
Ford Motor Credit Co. LLC:
7.25% 10/25/11	3,425,000	3,466,857
7.5% 8/1/12	2,465,000	2,489,650
8% 6/1/14	1,240,000	1,255,500
8% 12/15/16	1,420,000	1,428,419
8.125% 1/15/20	3,885,000	3,925,793
12% 5/15/15	4,250,000	4,866,250
General Motors Acceptance Corp. 6.875% 8/28/12	2,820,000	2,777,700
Navistar International Corp. 8.25% 11/1/21	1,130,000	1,141,300
Tenneco, Inc. 8.625% 11/15/14	1,865,000	1,832,363
The Goodyear Tire & Rubber Co. 10.5% 5/15/16	1,920,000	2,083,200
		29,421,832
Banks and Thrifts - 2.2%
Bank of America Corp.:
8% (e)	680,000	649,400
8.125% (e)	2,035,000	1,943,425
CIT Group, Inc.:
7% 5/1/13	253,246	232,353
7% 5/1/14	379,868	339,032
7% 5/1/15	379,868	330,485
7% 5/1/16	633,115	539,731
7% 5/1/17	886,361	751,191
Citigroup Capital XXI 8.3% 12/21/77 (e)	2,952,900	2,746,197
Fifth Third Capital Trust IV 6.65% 4/15/37 (e)	3,905,000	2,997,088
GMAC LLC:
6.75% 12/1/14	3,570,000	3,480,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
GMAC LLC: - continued
8% 11/1/31	$ 1,090,000	$ 1,035,500
Zions Bancorp 7.75% 9/23/14	2,510,000	2,409,600
		17,454,752
Broadcasting - 1.8%
Belo Corp. 8% 11/15/16	1,165,000	1,201,406
Clear Channel Communications, Inc.:
5.5% 9/15/14	3,065,000	1,839,000
6.25% 3/15/11	685,000	643,900
10.75% 8/1/16	685,000	517,175
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (d)	385,000	393,663
Series B 9.25% 12/15/17 (d)	2,040,000	2,101,200
Umbrella Acquisition, Inc. 10.5% 3/15/15 pay-in-kind (c)(d)	4,505,000	3,784,388
Univision Communications, Inc. 12% 7/1/14 (d)	1,350,000	1,458,000
UPC Holding BV 9.875% 4/15/18 (d)	2,225,000	2,325,125
		14,263,857
Cable TV - 2.6%
Cablevision Systems Corp. 8.625% 9/15/17 (d)	2,030,000	2,090,900
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (d)	2,745,000	2,731,275
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16 (d)	799,382	963,255
CSC Holdings, Inc.:
8.5% 4/15/14 (d)	1,075,000	1,139,500
8.5% 6/15/15 (d)	1,400,000	1,480,500
8.625% 2/15/19 (d)	610,000	661,850
EchoStar Communications Corp.:
7% 10/1/13	1,455,000	1,493,194
7.125% 2/1/16	1,890,000	1,866,375
7.75% 5/31/15	1,670,000	1,711,750
Kabel Deutschland GmbH 10.625% 7/1/14	2,165,000	2,262,425
UPC Germany GmbH 8.125% 12/1/17 (d)	1,970,000	1,989,700
Videotron Ltd.:
9.125% 4/15/18 (d)	950,000	1,030,750
9.125% 4/15/18	1,195,000	1,296,575
		20,718,049
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - 1.3%
Case Corp. 7.25% 1/15/16	$ 1,640,000	$ 1,635,900
Case New Holland, Inc. 7.75% 9/1/13 (d)	2,580,000	2,612,250
Leucadia National Corp. 7.125% 3/15/17	1,510,000	1,487,350
RBS Global, Inc. / Rexnord Corp.:
9.5% 8/1/14	1,245,000	1,257,450
9.5% 8/1/14 (d)	379,000	377,105
11.75% 8/1/16	1,205,000	1,241,150
Terex Corp. 8% 11/15/17	1,850,000	1,766,750
		10,377,955
Chemicals - 1.1%
Huntsman International LLC 5.5% 6/30/16 (d)	2,220,000	1,920,300
NOVA Chemicals Corp.:
3.6494% 11/15/13 (e)	1,630,000	1,495,525
6.5% 1/15/12	2,845,000	2,830,775
8.375% 11/1/16 (d)	1,360,000	1,373,600
8.625% 11/1/19 (d)	1,355,000	1,375,325
		8,995,525
Consumer Products - 0.2%
Jostens Holding Corp. 10.25% 12/1/13	680,000	700,400
Visant Holding Corp. 8.75% 12/1/13	680,000	697,000
		1,397,400
Containers - 1.5%
Berry Plastics Corp. 5.0013% 2/15/15 (e)	875,000	809,375
Berry Plastics Escrow LLC/Berry Plastics Escrow Corp.:
8.25% 11/15/15 (d)	2,655,000	2,655,000
8.875% 9/15/14 (d)	1,705,000	1,619,750
Crown Cork & Seal, Inc. 7.375% 12/15/26	1,940,000	1,804,200
Greif, Inc. 6.75% 2/1/17	3,780,000	3,713,850
Owens-Brockway Glass Container, Inc. 7.375% 5/15/16	1,415,000	1,478,675
		12,080,850
Department Stores - 0.0%
Neiman Marcus Group, Inc. 10.375% 10/15/15	315,000	311,063
Diversified Financial Services - 1.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (d)	1,815,000	1,728,788
8% 1/15/18 (d)	1,815,000	1,733,325
ILFC E-Capital Trust II 6.25% 12/21/65 (d)(e)	870,000	495,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
International Lease Finance Corp.:
5.625% 9/20/13	$ 265,000	$ 218,055
5.65% 6/1/14	900,000	714,250
6.375% 3/25/13	245,000	206,055
6.625% 11/15/13	560,000	467,600
MU Finance PLC 8.375% 2/1/17 (d)	1,895,000	1,814,463
National Money Mart Co. 10.375% 12/15/16 (d)	2,070,000	2,186,541
Reliance Intermediate Holdings LP 9.5% 12/15/19 (d)	2,105,000	2,204,988
Sprint Capital Corp. 8.75% 3/15/32	1,085,000	976,500
		12,746,465
Diversified Media - 3.2%
Affinion Group, Inc. 11.5% 10/15/15	1,360,000	1,400,800
Catalina Marketing Corp. 10.5% 10/1/15 pay-in-kind (d)	1,525,000	1,589,813
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	205,000	198,850
10% 7/15/17	760,000	832,200
Lamar Media Corp.:
Series B, 6.625% 8/15/15	770,000	733,425
6.625% 8/15/15	545,000	524,563
9.75% 4/1/14	965,000	1,059,088
Liberty Media Corp.:
5.7% 5/15/13	965,000	933,638
8.25% 2/1/30	165,000	150,150
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	4,630,000	4,190,150
10% 8/1/14	2,475,000	2,567,813
11.5% 5/1/16	1,435,000	1,603,613
11.625% 2/1/14	3,605,000	4,037,600
Quebecor Media, Inc.:
7.75% 3/15/16	2,700,000	2,693,250
7.75% 3/15/16	2,425,000	2,418,938
		24,933,891
Electric Utilities - 6.3%
AES Corp.:
7.75% 3/1/14	2,155,000	2,144,225
7.75% 10/15/15	1,630,000	1,630,000
8% 10/15/17	3,010,000	3,025,652
9.75% 4/15/16 (d)	905,000	979,663
Aquila, Inc. 11.875% 7/1/12 (e)	1,000,000	1,175,681
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Calpine Construction Finance Co. LP 8% 6/1/16 (d)	$ 1,910,000	$ 1,948,200
Dynegy Holdings, Inc. 7.5% 6/1/15 (d)	1,375,000	1,223,750
Edison Mission Energy:
7% 5/15/17	825,000	651,750
7.2% 5/15/19	2,690,000	2,078,025
7.625% 5/15/27	1,025,000	748,250
Energy Future Holdings Corp.:
10.875% 11/1/17	5,695,000	4,499,050
12% 11/1/17 pay-in-kind (e)	3,831,476	2,682,033
Intergen NV 9% 6/30/17 (d)	1,565,000	1,596,300
IPALCO Enterprises, Inc. 7.25% 4/1/16 (d)	835,000	847,525
Mirant Americas Generation LLC:
8.5% 10/1/21	1,685,000	1,617,600
9.125% 5/1/31	1,850,000	1,706,625
NRG Energy, Inc.:
7.375% 2/1/16	1,645,000	1,628,550
7.375% 1/15/17	1,775,000	1,763,906
NSG Holdings II, LLC 7.75% 12/15/25 (d)	4,330,000	3,918,650
Otter Tail Corp. 9% 12/15/16	1,675,000	1,716,875
RRI Energy, Inc.:
7.625% 6/15/14	5,550,000	5,328,000
7.875% 6/15/17	710,000	676,275
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Series A, 10.25% 11/1/15	2,635,000	2,055,300
Series B, 10.25% 11/1/15	1,780,000	1,388,400
11.25% 11/1/16 pay-in-kind	3,139,471	2,331,057
		49,361,342
Energy - 8.0%
Antero Resources Finance Corp. 9.375% 12/1/17 (d)	2,225,000	2,302,875
Ashland, Inc. 9.125% 6/1/17 (d)	750,000	821,250
Atlas Pipeline Partners LP 8.125% 12/15/15	820,000	758,500
Chesapeake Energy Corp.:
6.5% 8/15/17	1,110,000	1,087,800
6.875% 1/15/16	420,000	413,700
7.5% 9/15/13	840,000	852,600
7.5% 6/15/14	300,000	304,500
7.625% 7/15/13	1,995,000	2,097,244
9.5% 2/15/15	4,030,000	4,392,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	$ 480,000	$ 476,400
7.75% 5/15/17	1,065,000	1,057,013
9.5% 5/15/16	1,645,000	1,743,700
Denbury Resources, Inc. 9.75% 3/1/16	3,420,000	3,608,100
Forest Oil Corp. 8.5% 2/15/14	3,055,000	3,207,750
Frontier Oil Corp. 8.5% 9/15/16	1,990,000	2,079,550
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	1,515,000	1,549,088
Hercules Offshore, Inc. 10.5% 10/15/17 (d)	1,360,000	1,400,800
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (d)	1,035,000	1,040,175
Newfield Exploration Co. 6.875% 2/1/20	1,810,000	1,805,475
OPTI Canada, Inc.:
8.25% 12/15/14	1,105,000	975,163
9% 12/15/12 (d)	1,170,000	1,196,325
Parker Drilling Co. 9.625% 10/1/13	540,000	554,850
Petrohawk Energy Corp.:
7.875% 6/1/15	985,000	1,009,625
9.125% 7/15/13	2,435,000	2,538,488
10.5% 8/1/14	1,845,000	2,015,663
Petroleum Development Corp. 12% 2/15/18	1,140,000	1,197,000
Pioneer Natural Resources Co.:
6.65% 3/15/17	2,020,000	1,989,700
7.5% 1/15/20	2,305,000	2,316,525
Plains Exploration & Production Co.:
7% 3/15/17	1,530,000	1,507,050
7.625% 6/1/18	965,000	985,506
7.75% 6/15/15	2,895,000	2,952,900
10% 3/1/16	1,910,000	2,105,775
Quicksilver Resources, Inc.:
7.125% 4/1/16	2,335,000	2,212,413
9.125% 8/15/19	1,405,000	1,485,788
11.75% 1/1/16	1,520,000	1,729,000
SandRidge Energy, Inc.:
3.8756% 4/1/14 (e)	755,000	688,938
8.625% 4/1/15 pay-in-kind (e)	935,000	946,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 11.25% 7/15/17 (d)	1,625,000	1,828,125
Venoco, Inc. 11.5% 10/1/17 (d)	1,360,000	1,414,400
		62,649,142
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	$ 730,000	$ 740,950
Food and Drug Retail - 1.2%
Albertsons, Inc. 7.75% 6/15/26	200,000	177,000
Rite Aid Corp.:
8.625% 3/1/15	1,330,000	1,103,900
9.375% 12/15/15	495,000	409,613
9.5% 6/15/17	545,000	438,725
10.25% 10/15/19 (d)	525,000	551,250
SUPERVALU, Inc.:
7.5% 5/15/12	160,000	163,600
7.5% 11/15/14	1,290,000	1,293,225
8% 5/1/16	2,795,000	2,788,013
The Great Atlantic & Pacific Tea Co. 11.375% 8/1/15 (d)	1,590,000	1,554,225
Tops Markets LLC 10.125% 10/15/15 (d)	1,275,000	1,319,625
		9,799,176
Food/Beverage/Tobacco - 0.8%
Dean Foods Co.:
6.9% 10/15/17	1,565,000	1,518,050
7% 6/1/16	1,950,000	1,901,250
Dole Food Co., Inc. 8% 10/1/16 (d)	2,435,000	2,514,138
		5,933,438
Gaming - 3.5%
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (d)(e)	360,000	288,000
8% 11/15/13 (d)	935,000	762,025
Harrah's Operating Co., Inc. 11.25% 6/1/17	1,195,000	1,278,650
MGM Mirage, Inc.:
5.875% 2/27/14	690,000	579,600
7.5% 6/1/16	1,375,000	1,127,500
7.625% 1/15/17	690,000	576,150
10.375% 5/15/14 (d)	965,000	1,051,850
11.125% 11/15/17 (d)	690,000	771,075
11.375% 3/1/18 (d)	690,000	650,325
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	2,160,000	1,857,600
11.5% 11/1/17 (d)	550,000	574,750
Park Place Entertainment Corp. 7.875% 3/15/10	610,000	605,425
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Scientific Games Corp.:
7.875% 6/15/16 (d)	$ 1,285,000	$ 1,288,213
9.25% 6/15/19	1,250,000	1,312,500
9.25% 6/15/19 (d)	1,260,000	1,323,000
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (d)(e)	1,445,000	1,275,213
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	2,080,000	2,028,000
7.25% 5/1/12	2,270,000	2,213,250
Snoqualmie Entertainment Authority:
4.68% 2/1/14 (d)(e)	1,365,000	907,725
9.125% 2/1/15 (d)	880,000	602,800
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,285,000	3,137,175
6.625% 12/1/14	3,565,000	3,404,575
		27,615,401
Healthcare - 7.6%
Apria Healthcare Group, Inc.:
11.25% 11/1/14 (d)	1,200,000	1,278,000
12.375% 11/1/14 (d)	685,000	732,950
Biomet, Inc.:
10% 10/15/17	1,505,000	1,632,925
10.375% 10/15/17 pay-in-kind (e)	225,000	244,688
11.625% 10/15/17	4,510,000	4,961,000
Community Health Systems, Inc. 8.875% 7/15/15	2,715,000	2,810,025
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	5,230,000	5,556,875
HCA, Inc.:
6.5% 2/15/16	2,935,000	2,700,200
7.875% 2/15/20 (d)	580,000	595,950
8.5% 4/15/19 (d)	3,360,000	3,544,800
9.125% 11/15/14	5,535,000	5,770,238
9.25% 11/15/16	2,600,000	2,743,000
9.625% 11/15/16 pay-in-kind (e)	2,398,000	2,565,860
9.875% 2/15/17 (d)	290,000	317,550
Inverness Medical Innovations, Inc.:
7.875% 2/1/16 (d)	1,260,000	1,241,100
9% 5/15/16	1,860,000	1,901,850
Omega Healthcare Investors, Inc.:
7% 4/1/14	4,420,000	4,431,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Omega Healthcare Investors, Inc.: - continued
7% 1/15/16	$ 2,895,000	$ 2,902,238
Psychiatric Solutions, Inc.:
7.75% 7/15/15	1,555,000	1,500,575
7.75% 7/15/15 (d)	515,000	484,100
Service Corp. International 7.5% 4/1/27	875,000	809,375
Valeant Pharmaceuticals International 8.375% 6/15/16 (d)	2,160,000	2,224,800
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 8% 2/1/18 (d)	2,770,000	2,714,600
Ventas Realty LP:
6.5% 6/1/16	1,715,000	1,672,125
6.5% 6/1/16	1,730,000	1,686,750
6.625% 10/15/14	1,345,000	1,345,000
Viant Holdings, Inc. 10.125% 7/15/17 (d)	338,000	334,620
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (c)	1,235,812	1,297,603
		59,999,847
Homebuilding/Real Estate - 1.4%
DuPont Fabros Technology LP 8.5% 12/15/17 (d)	1,000,000	1,030,000
K. Hovnanian Enterprises, Inc. 10.625% 10/15/16 (d)	1,770,000	1,885,050
Lennar Corp. 12.25% 6/1/17	2,765,000	3,318,000
Ryland Group, Inc. 8.4% 5/15/17	2,245,000	2,379,700
Standard Pacific Corp.:
7% 8/15/15	730,000	649,700
10.75% 9/15/16	1,650,000	1,740,750
		11,003,200
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	225,000	225,000
9% 5/15/17 (d)	1,415,000	1,528,200
Host Marriott LP 7.125% 11/1/13	4,010,000	4,020,025
ITT Corp. 7.375% 11/15/15	1,200,000	1,248,000
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	985,000	1,013,319
7.15% 12/1/19	740,000	740,000
7.875% 10/15/14	1,300,000	1,384,500
		10,159,044
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Insurance - 0.5%
American International Group, Inc.:
4.25% 5/15/13	$ 450,000	$ 415,405
5.05% 10/1/15	325,000	270,701
5.45% 5/18/17	1,145,000	917,753
5.6% 10/18/16	1,275,000	1,043,324
5.85% 1/16/18	395,000	317,109
8.25% 8/15/18	450,000	412,883
Provident Companies, Inc. 7% 7/15/18	550,000	560,168
		3,937,343
Leisure - 1.7%
Equinox Holdings, Inc. 9.5% 2/1/16 (d)	1,450,000	1,435,500
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	950,000	923,875
11.875% 7/15/15	975,000	1,121,250
yankee:
7% 6/15/13	3,660,000	3,632,550
7.25% 6/15/16	2,830,000	2,759,250
7.5% 10/15/27	1,605,000	1,394,344
Town Sports International Holdings, Inc. 11% 2/1/14	708,000	601,800
Universal City Development Partners Ltd./UCDP Finance, Inc.:
8.875% 11/15/15 (d)	845,000	828,100
10.875% 11/15/16 (d)	730,000	757,375
		13,454,044
Metals/Mining - 1.9%
Arch Coal, Inc. 8.75% 8/1/16 (d)	1,345,000	1,422,338
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	1,004,850
Drummond Co., Inc.:
7.375% 2/15/16	4,705,000	4,563,850
9% 10/15/14 (d)	565,000	584,775
FMG Finance Property Ltd.:
10% 9/1/13 (d)	1,205,000	1,265,250
10.625% 9/1/16 (d)	1,205,000	1,349,600
Massey Energy Co. 6.875% 12/15/13	5,000,000	4,962,500
		15,153,163
Paper - 1.9%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (d)	985,000	1,039,175
Cascades, Inc. 7.75% 12/15/17 (d)	1,195,000	1,227,863
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Domtar Corp.:
5.375% 12/1/13	$ 425,000	$ 417,563
7.125% 8/15/15	1,545,000	1,545,000
10.75% 6/1/17	2,470,000	2,877,550
Georgia-Pacific Corp.:
7% 1/15/15 (d)	1,950,000	1,969,500
8.875% 5/15/31	425,000	455,813
Rock-Tenn Co.:
9.25% 3/15/16	1,270,000	1,365,250
9.25% 3/15/16 (d)	340,000	365,500
Verso Paper Holdings LLC/Verso Paper, Inc.:
4.0306% 8/1/14 (e)	70,000	58,100
11.5% 7/1/14 (d)	3,130,000	3,403,875
		14,725,189
Restaurants - 0.5%
Carrols Corp. 9% 1/15/13	1,630,000	1,654,450
Wendy's/Arby's Restaurants LLC 10% 7/15/16	2,335,000	2,556,825
		4,211,275
Services - 3.8%
ARAMARK Corp.:
3.7806% 2/1/15 (e)	3,105,000	2,810,025
8.5% 2/1/15	2,260,000	2,260,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	2,835,000	2,686,163
7.75% 5/15/16	3,445,000	3,212,463
FTI Consulting, Inc. 7.625% 6/15/13	3,180,000	3,211,800
Hertz Corp.:
8.875% 1/1/14	2,495,000	2,507,475
10.5% 1/1/16	2,070,000	2,157,975
McJunkin Red Man Corp. 9.5% 12/15/16 (d)	3,935,000	3,925,163
Rural/Metro Corp. 0% 3/15/16 (b)	1,184,000	1,195,840
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (c)(d)	2,045,000	2,126,800
United Rentals North America, Inc.:
7.75% 11/15/13	1,365,000	1,329,169
9.25% 12/15/19	2,475,000	2,567,813
		29,990,686
Shipping - 1.1%
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (d)	705,000	727,913
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.: - continued
9.5% 12/15/14	$ 2,415,000	$ 2,399,906
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	260,000	226,200
8.75% 12/1/13	390,000	407,550
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,875,150
Teekay Corp. 8.5% 1/15/20	940,000	958,800
		8,595,519
Specialty Retailing - 0.6%
Ltd. Brands, Inc. 8.5% 6/15/19 (d)	1,705,000	1,830,744
Netflix, Inc. 8.5% 11/15/17 (d)	3,090,000	3,229,050
		5,059,794
Steels - 1.7%
Algoma Acquisition Corp. 9.875% 6/15/15 (d)	840,000	760,200
Edgen Murray Corp. 12.25% 1/15/15 (d)	3,450,000	3,294,750
Essar Steel Algoma, Inc. 9.375% 3/15/15 (d)	2,160,000	2,170,800
Steel Dynamics, Inc.:
6.75% 4/1/15	3,945,000	3,920,344
7.375% 11/1/12	2,235,000	2,251,763
Tube City IMS Corp. 9.75% 2/1/15	1,156,000	1,144,440
		13,542,297
Super Retail - 2.1%
Federated Retail Holdings, Inc. 5.9% 12/1/16	1,470,000	1,403,850
Intcomex, Inc. 13.25% 12/15/14 (d)	1,050,000	1,050,000
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (c)	1,870,000	1,813,900
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	2,150,000	1,967,250
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (d)	4,020,000	4,411,950
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (d)	1,715,000	1,753,588
Toys 'R' Us, Inc.:
7.375% 10/15/18	580,000	537,950
7.625% 8/1/11	3,095,000	3,203,325
		16,141,813
Technology - 5.0%
Advanced Micro Devices, Inc. 8.125% 12/15/17 (d)	1,765,000	1,773,825
Amkor Technology, Inc.:
7.75% 5/15/13	2,060,000	2,075,450
9.25% 6/1/16	2,410,000	2,506,400
Avaya, Inc. 10.125% 11/1/15 pay-in-kind (c)(d)	1,428,000	1,324,916
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Ceridian Corp. 11.25% 11/15/15	$ 1,805,000	$ 1,741,825
First Data Corp. 10.55% 9/24/15 pay-in-kind (c)	3,745,000	3,021,268
Freescale Semiconductor, Inc.:
9.875% 12/15/14 pay-in-kind (e)	1,701,909	1,463,441
10.125% 12/15/16	1,780,000	1,406,200
Jabil Circuit, Inc.:
7.75% 7/15/16	1,615,000	1,719,975
8.25% 3/15/18	1,930,000	2,098,875
Lucent Technologies, Inc.:
6.45% 3/15/29	3,235,000	2,272,588
6.5% 1/15/28	1,065,000	745,500
NXP BV:
7.875% 10/15/14	685,000	609,650
9.5% 10/15/15	2,005,000	1,704,250
Seagate Technology HDD Holdings 6.8% 10/1/16	2,850,000	2,850,000
Seagate Technology International 10% 5/1/14 (d)	960,000	1,099,200
Terremark Worldwide, Inc. 12% 6/15/17 (d)	2,335,000	2,562,663
Viasystems, Inc. 12% 1/15/15 (d)	1,110,000	1,193,250
Xerox Capital Trust I 8% 2/1/27	7,625,000	7,548,717
		39,717,993
Telecommunications - 14.5%
Cincinnati Bell, Inc.:
8.25% 10/15/17	1,760,000	1,768,800
8.375% 1/15/14	1,990,000	2,009,900
Citizens Communications Co.:
7.875% 1/15/27	635,000	574,675
9% 8/15/31	1,390,000	1,376,100
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (d)	3,870,000	3,918,375
Clearwire Escrow Corp. 12% 12/1/15 (d)	3,425,000	3,467,813
Cleveland Unlimited, Inc. 13% 12/15/10 (d)(e)	865,000	830,400
Cricket Communications, Inc.:
7.75% 5/15/16	1,955,000	1,955,000
9.375% 11/1/14	1,910,000	1,900,450
10% 7/15/15	1,270,000	1,266,825
Digicel Group Ltd.:
8.25% 9/1/17 (d)	2,150,000	2,053,250
8.875% 1/15/15 (d)	5,050,000	4,848,000
9.125% 1/15/15 pay-in-kind (d)(e)	2,020,000	1,959,400
12% 4/1/14 (d)	2,200,000	2,453,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Frontier Communications Corp.:
8.125% 10/1/18	$ 2,515,000	$ 2,533,863
8.25% 5/1/14	2,285,000	2,404,963
Intelsat Bermuda Ltd. 11.5% 2/4/17 pay-in-kind (c)	4,378,125	4,166,516
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16	2,705,000	2,840,250
11.5% 6/15/16	1,775,000	1,881,500
Intelsat Ltd.:
6.5% 11/1/13	5,335,000	5,028,238
7.625% 4/15/12	3,390,000	3,415,425
11.25% 6/15/16	260,000	275,600
Intelsat Subsidiary Holding Co. Ltd.:
8.875% 1/15/15 (d)	280,000	284,900
8.875% 1/15/15	3,480,000	3,540,900
MetroPCS Wireless, Inc.:
9.25% 11/1/14	2,460,000	2,475,375
9.25% 11/1/14	2,350,000	2,361,750
Nextel Communications, Inc.:
5.95% 3/15/14	5,460,000	4,832,100
6.875% 10/31/13	3,580,000	3,338,350
7.375% 8/1/15	5,235,000	4,724,588
NII Capital Corp.:
8.875% 12/15/19 (d)	1,875,000	1,865,625
10% 8/15/16 (d)	1,680,000	1,755,600
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	2,385,000	2,224,013
PAETEC Holding Corp.:
8.875% 6/30/17	1,780,000	1,793,350
8.875% 6/30/17 (d)	695,000	700,213
9.5% 7/15/15	1,375,000	1,333,750
Qwest Communications International, Inc.:
7.125% 4/1/18 (d)	1,705,000	1,662,375
7.5% 2/15/14	1,040,000	1,046,500
8% 10/1/15 (d)	2,465,000	2,551,275
Qwest Corp.:
3.5036% 6/15/13 (e)	2,450,000	2,394,875
7.5% 10/1/14	3,200,000	3,376,000
8.375% 5/1/16	2,015,000	2,206,425
Sprint Capital Corp.:
6.875% 11/15/28	3,170,000	2,488,450
8.375% 3/15/12	325,000	330,688
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.:
6% 12/1/16	$ 2,885,000	$ 2,509,950
8.375% 8/15/17	2,165,000	2,116,288
U.S. West Communications:
6.875% 9/15/33	625,000	575,000
7.5% 6/15/23	2,780,000	2,724,400
Wind Acquisition Finance SA 11.75% 7/15/17 (d)	3,060,000	3,320,100
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (d)(e)	2,755,000	2,587,902
		114,049,085
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 3.8308% 12/15/14 (e)	905,000	859,750
Levi Strauss & Co.:
8.875% 4/1/16	1,310,000	1,359,125
9.75% 1/15/15	1,265,000	1,323,506
		3,542,381
Trucking & Freight - 0.2%
Swift Transportation Co., Inc. 12.5% 5/15/17 (d)	2,020,000	1,797,800
TOTAL NONCONVERTIBLE BONDS		699,897,397
TOTAL CORPORATE BONDS (Cost $663,646,179)		706,249,410
Common Stocks - 0.1%
	Shares
Cable TV - 0.1%
Charter Communications, Inc. Class A (a) (Cost $331,287)	10,039	307,495
Convertible Preferred Stocks - 0.1%

Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $1,134,424)	23,000	1,056,160
Floating Rate Loans - 6.6%
	Principal Amount	Value
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (e)	$ 1,748,439	$ 1,525,513
United Air Lines, Inc. Tranche B, term loan 2.25% 2/1/14 (e)	553,101	450,086
		1,975,599
Automotive - 1.0%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (e)	2,613,681	2,208,560
Tranche C, term loan 2.1675% 12/27/15 (e)	1,573,254	1,309,734
Ford Motor Co. term loan 3.2588% 12/15/13 (e)	4,999,835	4,699,845
		8,218,139
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (e)	4,115,000	3,538,900
Cable TV - 0.1%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.26% 3/6/14 (e)	1,092,700	1,016,211
Capital Goods - 0.5%
Dresser, Inc. Tranche 2LN, term loan 6.001% 5/4/15 pay-in-kind (e)	4,090,000	3,854,825
Chemicals - 0.4%
Gentek Holding LLC Tranche B, term loan 7% 10/29/14 (e)	1,160,000	1,148,400
Lyondell Chemical Co. term loan 5.798% 12/20/13 (e)	2,817,000	2,028,240
		3,176,640
Diversified Financial Services - 0.5%
Blackstone UTP Capital LLC term loan 7.75% 11/2/14	2,720,000	2,692,800
Clear Channel Capital I LLC Tranche B, term loan 3.8806% 1/29/16 (e)	1,470,000	1,172,325
		3,865,125
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2306% 3/30/12 (e)	515,613	474,364
term loan 3.2506% 3/30/14 (e)	4,556,785	4,192,242
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7751% 10/10/14 (e)	651,667	534,367
Tranche B3, term loan 3.7315% 10/10/14 (e)	2,618,469	2,134,052
		7,335,025
Floating Rate Loans - continued
	Principal Amount	Value
Entertainment/Film - 0.1%
Zuffa LLC term loan 2.3125% 6/19/15 (e)	$ 507,235	$ 476,800
Gaming - 0.3%
Las Vegas Sands LLC:
term loan 2.01% 5/23/14 (e)	474,796	420,194
Tranche B, term loan 2.01% 5/23/14 (e)	2,317,839	2,051,288
		2,471,482
Healthcare - 0.4%
PTS Acquisition Corp. term loan 2.4806% 4/10/14 (e)	2,099,316	1,899,881
RehabCare Group, Inc. Tranche B, term loan 6% 11/24/15 (e)	1,135,000	1,140,675
		3,040,556
Publishing/Printing - 0.1%
Newsday LLC term loan 10.5% 8/1/13	780,000	838,500
Services - 0.2%
ServiceMaster Co.:
term loan 2.7443% 7/24/14 (e)	1,646,725	1,519,104
Tranche DD, term loan 2.74% 7/24/14 (e)	144,166	132,993
		1,652,097
Technology - 0.7%
First Data Corp.:
Tranche B1, term loan 2.9821% 9/24/14 (e)	616,845	532,029
Tranche B2, term loan 2.9988% 9/24/14 (e)	572,074	493,414
Tranche B3, term loan 2.9988% 9/24/14 (e)	1,945,051	1,677,606
Freescale Semiconductor, Inc. term loan 1.9809% 12/1/13 (e)	1,502,203	1,348,227
Kronos, Inc. Tranche 2LN, term loan 6.0006% 6/11/15 (e)	1,250,000	1,162,500
		5,213,776
Telecommunications - 0.5%
Asurion Corp. Tranche 2LN, term loan 6.7313% 7/3/15 (e)	2,565,000	2,520,113
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (e)	1,335,000	1,234,875
		3,754,988
Textiles & Apparel - 0.2%
Levi Strauss & Co. term loan 2.4806% 4/4/14 (e)	1,900,000	1,738,500
TOTAL FLOATING RATE LOANS (Cost $48,352,013)		52,167,163
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (f) (Cost $5,526,499)	5,526,499	$ 5,526,499
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $718,990,402)		765,306,727
NET OTHER ASSETS - 2.9%		23,178,757
NET ASSETS - 100%		$ 788,485,484
Legend
(a) Non-income producing
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $196,194,815 or 24.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,973
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 307,495	$ 307,495	$ -	$ -
Utilities	1,056,160	-	1,056,160	-
Corporate Bonds	706,249,410	-	706,249,410	-
Floating Rate Loans	52,167,163	-	52,167,163	-
Money Market Funds	5,526,499	5,526,499	-	-
Total Investments in Securities:	$ 765,306,727	$ 5,833,994	$ 759,472,733	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $713,781,427. Net unrealized appreciation aggregated $51,525,300, of which $62,661,903 related to appreciated investment securities and $11,136,603 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2010

1.813029.105

FAV-QTLY-0310

Investments January 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.8%
Auto Components - 1.3%
Johnson Controls, Inc.	17,972	$ 500,161
The Goodyear Tire & Rubber Co. (a)	41,702	556,305
		1,056,466
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	2,840	121,052
Harley-Davidson, Inc.	10,720	243,773
Thor Industries, Inc.	7,100	225,425
Winnebago Industries, Inc. (a)(c)	26,991	322,542
		912,792
Hotels, Restaurants & Leisure - 3.0%
Aristocrat Leisure Ltd.	3	11
Brinker International, Inc.	17,630	287,722
Burger King Holdings, Inc.	5,532	96,478
Carnival Corp. unit	2,400	79,992
Darden Restaurants, Inc.	8,500	314,160
DineEquity, Inc. (a)(c)	5,300	120,522
NH Hoteles SA (a)	5,000	24,671
Penn National Gaming, Inc. (a)	5,408	145,908
Royal Caribbean Cruises Ltd. (a)	1,700	44,353
Starwood Hotels & Resorts Worldwide, Inc.	9,064	302,012
Vail Resorts, Inc. (a)(c)	4,900	165,130
WMS Industries, Inc. (a)	7,130	264,380
Wyndham Worldwide Corp.	23,800	499,562
		2,344,901
Household Durables - 2.3%
Ethan Allen Interiors, Inc.	26,800	388,332
Jarden Corp.	400	12,192
KB Home (c)	8,400	128,352
La-Z-Boy, Inc. (a)	11,300	114,695
Leggett & Platt, Inc.	21,800	398,068
Pulte Homes, Inc.	29,640	311,813
Standard Pacific Corp. (a)	10,300	37,389
Whirlpool Corp.	6,053	455,065
		1,845,906
Leisure Equipment & Products - 0.9%
Brunswick Corp.	29,970	321,578
Eastman Kodak Co. (a)(c)	45,120	272,976
Polaris Industries, Inc.	2,162	95,582
		690,136
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 1.2%
Discovery Communications, Inc. Class C (a)	5,886	$ 154,566
DISH Network Corp. Class A	6,500	118,690
Interpublic Group of Companies, Inc. (a)	14,225	91,894
Live Nation Entertainment, Inc. (a)	5,662	64,943
McGraw-Hill Companies, Inc.	5,244	185,900
United Business Media Ltd.	10,000	67,890
Virgin Media, Inc.	13,500	191,565
WPP PLC	10,338	95,391
		970,839
Multiline Retail - 0.2%
Macy's, Inc.	10,700	170,451
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	500	19,725
AnnTaylor Stores Corp. (a)	7,283	91,474
AutoZone, Inc. (a)	600	93,018
Best Buy Co., Inc.	2,500	91,625
Limited Brands, Inc.	7,181	136,583
OfficeMax, Inc. (a)	48,115	624,052
RadioShack Corp.	4,100	80,032
Sherwin-Williams Co.	300	19,005
Talbots, Inc. (a)(c)	6,800	76,568
		1,232,082
Textiles, Apparel & Luxury Goods - 0.2%
Bosideng International Holdings Ltd.	12,000	2,380
Iconix Brand Group, Inc. (a)	6,630	83,671
Liz Claiborne, Inc. (a)(c)	12,104	58,946
		144,997
TOTAL CONSUMER DISCRETIONARY		9,368,570
CONSUMER STAPLES - 5.0%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	4,617	230,389
Carlsberg AS:
Series A	1,925	146,506
Series B	2,050	152,885
Dr Pepper Snapple Group, Inc.	2,500	69,150
Molson Coors Brewing Co. Class B	1,520	63,840
		662,770
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - 1.3%
Safeway, Inc.	19,600	$ 440,020
SUPERVALU, Inc.	16,200	238,302
Sysco Corp.	8,700	243,513
Winn-Dixie Stores, Inc. (a)	8,657	87,695
		1,009,530
Food Products - 1.7%
Bunge Ltd.	9,712	570,968
Ralcorp Holdings, Inc. (a)	4,714	291,325
Sara Lee Corp.	2,200	26,708
Smithfield Foods, Inc. (a)	12,600	189,756
Tyson Foods, Inc. Class A	19,795	273,567
		1,352,324
Household Products - 0.2%
Energizer Holdings, Inc. (a)	2,998	166,389
Personal Products - 1.0%
Avon Products, Inc.	24,830	748,376
Herbalife Ltd.	1,800	69,930
		818,306
TOTAL CONSUMER STAPLES		4,009,319
ENERGY - 9.8%
Energy Equipment & Services - 4.0%
BJ Services Co.	20,913	432,272
Ensco International Ltd. ADR	7,500	292,725
Exterran Holdings, Inc. (a)	2,500	50,700
Helmerich & Payne, Inc.	9,429	394,415
Nabors Industries Ltd. (a)	15,960	355,908
National Oilwell Varco, Inc.	9,233	377,630
Patterson-UTI Energy, Inc.	27,700	425,472
Pride International, Inc. (a)	3,889	115,114
Seahawk Drilling, Inc. (a)	415	8,678
Smith International, Inc.	10,803	327,547
Weatherford International Ltd. (a)	23,774	372,776
		3,153,237
Oil, Gas & Consumable Fuels - 5.8%
Arch Coal, Inc.	8,700	183,309
Brigham Exploration Co. (a)	1,100	14,344
Cabot Oil & Gas Corp.	10,500	401,835
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Canadian Natural Resources Ltd.	4,100	$ 261,690
Chesapeake Energy Corp.	9,900	245,322
Compton Petroleum Corp. (a)	20,000	17,769
EOG Resources, Inc.	6,100	551,562
EXCO Resources, Inc.	15,300	268,362
Frontier Oil Corp.	3,300	41,118
Holly Corp.	1,200	31,320
Iteration Energy Ltd. (a)	20,000	22,632
Marathon Oil Corp.	14,756	439,876
PetroBakken Energy Ltd. Class A	1,200	33,274
Petrohawk Energy Corp. (a)	15,800	352,814
Plains Exploration & Production Co. (a)	3,300	110,055
Range Resources Corp.	7,312	336,352
Reliance Industries Ltd.	904	20,504
SandRidge Energy, Inc. (a)	7,800	65,988
Southwestern Energy Co. (a)	10,400	445,952
Suncor Energy, Inc.	11,500	363,079
Ultra Petroleum Corp. (a)	8,700	399,678
		4,606,835
TOTAL ENERGY		7,760,072
FINANCIALS - 25.5%
Capital Markets - 1.6%
Bank of New York Mellon Corp.	15,317	445,572
Invesco Ltd.	7,200	138,960
Morgan Stanley	8,370	224,149
Northern Trust Corp.	1,800	90,936
Och-Ziff Capital Management Group LLC Class A	7,672	103,802
TD Ameritrade Holding Corp. (a)	17,252	306,396
		1,309,815
Commercial Banks - 9.7%
Associated Banc-Corp. (c)	14,291	181,782
Banco Santander (Brasil) SA ADR	3,200	38,528
BB&T Corp.	5,200	144,924
Boston Private Financial Holdings, Inc.	5,605	40,188
CapitalSource, Inc.	38,533	184,573
Comerica, Inc.	16,800	579,768
Fifth Third Bancorp	53,800	669,272
Huntington Bancshares, Inc.	97,944	469,152
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
KeyCorp	74,520	$ 535,054
Marshall & Ilsley Corp.	32,100	221,811
Mitsubishi UFJ Financial Group, Inc.	14,400	74,099
PNC Financial Services Group, Inc.	20,700	1,147,397
Regions Financial Corp.	53,000	336,550
SunTrust Banks, Inc.	18,300	445,239
SVB Financial Group (a)	1,592	69,077
TCF Financial Corp. (c)	14,800	216,672
U.S. Bancorp, Delaware	23,800	596,904
Umpqua Holdings Corp.	11,600	143,376
Wells Fargo & Co.	35,942	1,021,831
Wilmington Trust Corp., Delaware (c)	21,780	285,754
Zions Bancorp (c)	14,058	266,680
		7,668,631
Consumer Finance - 1.6%
American Express Co.	11,423	430,190
Capital One Financial Corp.	11,001	405,497
Discover Financial Services	29,853	408,389
		1,244,076
Diversified Financial Services - 2.4%
Bank of America Corp.	46,478	705,536
JPMorgan Chase & Co.	23,514	915,635
Moody's Corp. (c)	10,300	284,177
		1,905,348
Insurance - 4.3%
Aon Corp.	2,900	112,810
Arthur J. Gallagher & Co.	6,348	143,147
Delphi Financial Group, Inc. Class A	1,500	30,375
Everest Re Group Ltd.	4,288	367,653
Lincoln National Corp.	13,600	334,288
Loews Corp.	14,160	506,503
Marsh & McLennan Companies, Inc.	25,369	546,956
MBIA, Inc. (a)(c)	22,500	110,925
MetLife, Inc.	2,200	77,704
PartnerRe Ltd.	4,400	328,196
StanCorp Financial Group, Inc.	4,900	210,602
The First American Corp.	4,922	145,544
Unum Group	18,667	365,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Willis Group Holdings PLC	1,600	$ 41,968
XL Capital Ltd. Class A	4,394	73,687
		3,395,671
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc. (c)	3,100	185,163
CBL & Associates Properties, Inc.	7,100	71,000
Corporate Office Properties Trust (SBI)	4,512	161,033
Digital Realty Trust, Inc. (c)	2,800	134,400
Duke Realty LP	19,100	216,212
Education Realty Trust, Inc.	2,100	11,088
First Industrial Realty Trust, Inc.	3,200	16,384
Franklin Street Properties Corp.	15,600	195,936
HCP, Inc.	1,649	46,749
Host Hotels & Resorts, Inc.	2,500	26,500
ProLogis Trust	37,926	477,868
Public Storage	4,700	372,146
Regency Centers Corp. (c)	1,445	48,393
Segro PLC	17,950	89,157
Simon Property Group, Inc.	4,937	355,464
SL Green Realty Corp.	3,200	145,568
The Macerich Co. (c)	7,071	218,140
U-Store-It Trust	2,100	14,532
Ventas, Inc.	9,000	379,800
Vornado Realty Trust	3,915	253,222
		3,418,755
Real Estate Management & Development - 1.3%
Allgreen Properties Ltd.	33,000	27,456
Avatar Holdings, Inc. (a)	1,000	16,940
Brookfield Properties Corp.	13,900	166,779
CB Richard Ellis Group, Inc. Class A (a)	41,489	510,315
Forest City Enterprises, Inc. Class A (a)(c)	18,787	212,481
The St. Joe Co. (a)(c)	1,100	28,600
Unite Group PLC (a)	11,359	52,034
		1,014,605
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc. (c)	16,712	251,181
TOTAL FINANCIALS		20,208,082
Common Stocks - continued
	Shares	Value
HEALTH CARE - 4.8%
Biotechnology - 0.5%
AMAG Pharmaceuticals, Inc. (a)	800	$ 35,184
Biogen Idec, Inc. (a)	2,800	150,472
Cephalon, Inc. (a)	1,100	70,224
Clinical Data, Inc. (a)	3,500	53,795
Dendreon Corp. (a)(c)	1,800	49,860
Genzyme Corp. (a)	400	21,704
OREXIGEN Therapeutics, Inc. (a)	4,900	31,164
		412,403
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	3,200	265,248
Cooper Companies, Inc.	1,411	49,837
Covidien PLC	3,300	166,848
ev3, Inc. (a)	9,893	144,240
Hologic, Inc. (a)	5,500	82,885
Orthofix International NV (a)	2,879	86,744
Stryker Corp.	800	41,536
		837,338
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc. (a)	14,130	257,873
CIGNA Corp.	6,800	229,636
Henry Schein, Inc. (a)	7,946	429,481
Humana, Inc. (a)	5,800	281,996
McKesson Corp.	5,000	294,100
Quest Diagnostics, Inc.	1,600	89,072
Universal Health Services, Inc. Class B	10,880	317,261
VCA Antech, Inc. (a)	5,441	138,147
		2,037,566
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc. (a)	1,200	43,608
Pharmaceuticals - 0.6%
Cadence Pharmaceuticals, Inc. (a)	5,341	53,196
King Pharmaceuticals, Inc. (a)	22,900	275,029
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,144	64,888
ViroPharma, Inc. (a)	6,600	65,208
		458,321
TOTAL HEALTH CARE		3,789,236
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 14.8%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	500	$ 11,215
DigitalGlobe, Inc.	2,000	47,060
Heico Corp. Class A	7,182	242,321
Precision Castparts Corp.	4,400	463,100
Raytheon Co.	3,400	178,262
		941,958
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	6,200	358,174
Airlines - 0.6%
Alaska Air Group, Inc. (a)	400	12,536
Delta Air Lines, Inc. (a)	22,100	270,283
Hawaiian Holdings, Inc. (a)	3,295	19,572
Southwest Airlines Co.	15,453	175,082
		477,473
Building Products - 1.5%
Armstrong World Industries, Inc. (a)	1,099	40,037
Masco Corp.	58,170	788,785
Owens Corning (a)	12,940	332,946
		1,161,768
Commercial Services & Supplies - 2.4%
ACCO Brands Corp. (a)	28,293	217,856
Cintas Corp.	1,500	37,665
Clean Harbors, Inc. (a)	4,942	282,979
Consolidated Graphics, Inc. (a)	8,398	283,433
R.R. Donnelley & Sons Co.	9,449	187,279
Republic Services, Inc.	25,173	674,385
The Brink's Co.	8,200	191,716
		1,875,313
Construction & Engineering - 0.6%
Aveng Ltd.	4,550	21,190
Dycom Industries, Inc. (a)	14,018	114,527
Fluor Corp.	2,000	90,680
Granite Construction, Inc.	3,661	113,052
Jacobs Engineering Group, Inc. (a)	2,799	105,774
MasTec, Inc. (a)	3,100	38,099
		483,322
Electrical Equipment - 0.9%
Acuity Brands, Inc. (c)	5,400	193,212
Baldor Electric Co.	2,400	59,232
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Regal-Beloit Corp.	2,811	$ 133,241
Renewable Energy Corp. AS (a)(c)	9,600	55,669
SunPower Corp. Class B (a)	8,026	149,043
Zumtobel AG (a)	5,004	107,049
		697,446
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	7,770	260,450
Rheinmetall AG	400	25,445
		285,895
Machinery - 3.7%
AGCO Corp. (a)	1,700	52,547
Albany International Corp. Class A	8,839	175,808
Crane Co.	2,400	73,248
Cummins, Inc.	10,534	475,715
Deere & Co.	1,500	74,925
Eaton Corp.	4,250	260,270
Ingersoll-Rand Co. Ltd.	7,100	230,466
Kennametal, Inc.	8,500	208,080
Navistar International Corp. (a)	7,400	273,726
Oshkosh Co.	1,290	46,530
Robbins & Myers, Inc.	700	15,554
The Stanley Works	19,860	1,017,825
		2,904,694
Professional Services - 1.2%
Equifax, Inc.	2,800	89,600
Experian PLC	14,700	139,766
IHS, Inc. Class A (a)	1,950	100,308
Manpower, Inc.	6,020	311,776
Monster Worldwide, Inc. (a)	16,340	254,741
Robert Half International, Inc.	1,300	34,996
		931,187
Road & Rail - 1.7%
Avis Budget Group, Inc. (a)	4,900	53,018
Canadian National Railway Co.	3,310	165,051
Con-way, Inc.	9,981	285,656
CSX Corp.	9,100	390,026
Dollar Thrifty Automotive Group, Inc. (a)	1,100	26,796
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Ryder System, Inc.	2,912	$ 105,997
Union Pacific Corp.	5,700	344,850
		1,371,394
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. (a)	900	15,120
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC (a)	16,048	195,786
TOTAL INDUSTRIALS		11,699,530
INFORMATION TECHNOLOGY - 12.5%
Communications Equipment - 0.5%
CommScope, Inc. (a)	1,100	29,931
Motorola, Inc.	55,150	339,173
		369,104
Computers & Peripherals - 1.1%
NCR Corp. (a)	42,900	513,513
Seagate Technology	13,700	229,201
Western Digital Corp. (a)	3,300	125,367
		868,081
Electronic Equipment & Components - 5.2%
Agilent Technologies, Inc.	31,200	874,536
Arrow Electronics, Inc. (a)	32,182	845,421
Avnet, Inc. (a)	35,256	932,169
Corning, Inc.	1,138	20,575
Flextronics International Ltd. (a)	86,370	547,586
Itron, Inc. (a)	1,295	79,694
Keyence Corp.	400	92,301
Tyco Electronics Ltd.	30,112	749,187
		4,141,469
Internet Software & Services - 0.5%
VeriSign, Inc. (a)	12,380	283,626
Yahoo!, Inc. (a)	7,500	112,575
		396,201
IT Services - 1.1%
Accenture PLC Class A	2,650	108,624
Fidelity National Information Services, Inc.	7,180	169,161
Fiserv, Inc. (a)	1,700	76,568
Hewitt Associates, Inc. Class A (a)	4,150	163,842
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
The Western Union Co.	3,777	$ 70,026
Visa, Inc. Class A	3,136	257,246
		845,467
Office Electronics - 1.1%
Xerox Corp.	96,170	838,602
Semiconductors & Semiconductor Equipment - 2.8%
Applied Materials, Inc.	27,500	334,950
ASM International NV (NASDAQ) (a)	2,600	59,644
ASML Holding NV (NY Shares)	5,755	179,844
Avago Technologies Ltd.	2,300	39,974
Fairchild Semiconductor International, Inc. (a)	66,354	595,859
KLA-Tencor Corp.	3,400	95,880
Lam Research Corp. (a)	2,700	89,127
Maxim Integrated Products, Inc.	5,400	94,392
Micron Technology, Inc. (a)	41,363	360,685
MKS Instruments, Inc. (a)	6,682	110,921
National Semiconductor Corp.	6,200	82,212
Standard Microsystems Corp. (a)	9,253	184,597
		2,228,085
Software - 0.2%
BMC Software, Inc. (a)	2,700	104,328
Nuance Communications, Inc. (a)	2,400	36,048
Ultimate Software Group, Inc. (a)	1,823	54,508
		194,884
TOTAL INFORMATION TECHNOLOGY		9,881,893
MATERIALS - 7.1%
Chemicals - 2.9%
Albemarle Corp.	16,523	590,202
Ashland, Inc.	2,300	92,943
Calgon Carbon Corp. (a)	6,023	80,648
Celanese Corp. Class A	6,700	194,970
Clariant AG (Reg.) (a)	10,360	113,700
Cytec Industries, Inc.	2,660	99,245
Ferro Corp.	13,900	107,864
FMC Corp.	5,100	259,794
Kraton Performance Polymers, Inc.	1,500	20,625
Solutia, Inc. (a)	27,840	382,800
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tokyo Ohka Kogyo Co. Ltd.	1,800	$ 31,346
W.R. Grace & Co. (a)	12,900	308,052
		2,282,189
Construction Materials - 0.7%
HeidelbergCement AG	4,368	263,216
Texas Industries, Inc. (c)	3,000	101,820
Vulcan Materials Co.	3,738	165,182
		530,218
Containers & Packaging - 1.4%
Ball Corp.	5,710	290,011
Owens-Illinois, Inc. (a)	20,515	558,418
Packaging Corp. of America	4,447	98,012
Rexam PLC	37,209	177,158
		1,123,599
Metals & Mining - 1.6%
Agnico-Eagle Mines Ltd. (Canada)	1,600	80,875
AngloGold Ashanti Ltd. sponsored ADR	2,900	103,501
Barrick Gold Corp.	5,100	177,043
Commercial Metals Co.	6,100	83,814
Goldcorp, Inc.	1,600	54,226
Lihir Gold Ltd.	45,947	112,541
Newcrest Mining Ltd.	7,583	211,417
Newmont Mining Corp.	4,700	201,442
Randgold Resources Ltd. sponsored ADR	3,600	248,148
		1,273,007
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	11,255	449,075
TOTAL MATERIALS		5,658,088
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
CenturyTel, Inc.	160	5,442
Iliad Group SA	329	36,463
Qwest Communications International, Inc.	42,900	180,609
		222,514
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	82,870	$ 271,814
TOTAL TELECOMMUNICATION SERVICES		494,328
UTILITIES - 7.1%
Electric Utilities - 3.4%
Allegheny Energy, Inc.	16,155	338,447
American Electric Power Co., Inc.	15,722	544,767
Entergy Corp.	8,570	653,977
FirstEnergy Corp.	14,500	632,490
Pinnacle West Capital Corp.	13,600	487,152
		2,656,833
Gas Utilities - 0.2%
Energen Corp.	3,000	131,850
Independent Power Producers & Energy Traders - 1.6%
AES Corp.	42,430	535,891
Calpine Corp. (a)	6,592	72,182
Constellation Energy Group, Inc.	12,500	403,500
Dynegy, Inc. Class A (a)	13,300	21,546
NRG Energy, Inc. (a)	11,400	274,854
		1,307,973
Multi-Utilities - 1.9%
Alliant Energy Corp.	1,700	53,040
CMS Energy Corp.	10,583	160,544
DTE Energy Co.	5,500	231,220
PG&E Corp.	11,400	481,536
Sempra Energy	11,469	582,051
		1,508,391
TOTAL UTILITIES		5,605,047
TOTAL COMMON STOCKS (Cost $90,683,426)		78,474,165
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.1%
Legg Mason, Inc. 7.00%	2,295	68,827
Convertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.1%
Bank of America Corp.	5,500	$ 83,050
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $197,250)		151,877
Convertible Bonds - 0.5%
	Principal Amount
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Gaylord Entertainment Co. 3.75% 10/1/14 (d)	$ 20,000	19,375
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 9% 4/1/63 (a)(d)	172,000	118,250
INDUSTRIALS - 0.1%
Electrical Equipment - 0.0%
SunPower Corp. 4.75% 4/15/14	40,000	41,740
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	30,000	49,404
TOTAL INDUSTRIALS		91,144
INFORMATION TECHNOLOGY - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 4.25% 10/15/13	30,000	55,875
MATERIALS - 0.2%
Metals & Mining - 0.2%
Newmont Mining Corp. 3% 2/15/12	40,000	46,464
United States Steel Corp. 4% 5/15/14	50,000	78,625
		125,089
TOTAL CONVERTIBLE BONDS (Cost $256,751)		409,733
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (e)	185,727	$ 185,727
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(e)	3,572,237	3,572,237
TOTAL MONEY MARKET FUNDS (Cost $3,757,964)		3,757,964
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $94,895,391)		82,793,739
NET OTHER ASSETS - (4.5)%		(3,534,970)
NET ASSETS - 100%		$ 79,258,769
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $137,625 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 249
Fidelity Securities Lending Cash Central Fund	2,321
Total	$ 2,570
Other Information

The following is a summary of the inputs used, as of January 31, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,368,570	$ 9,059,566	$ 309,004	$ -
Consumer Staples	4,009,319	3,479,539	529,780	-
Energy	7,760,072	7,760,072	-	-
Financials	20,359,959	20,075,842	284,117	-
Health Care	3,789,236	3,789,236	-	-
Industrials	11,699,530	11,371,601	327,929	-
Information Technology	9,881,893	9,881,893	-	-
Materials	5,658,088	5,104,014	554,074	-
Telecommunication Services	494,328	457,865	36,463	-
Utilities	5,605,047	5,605,047	-	-
Corporate Bonds	409,733	-	409,733	-
Money Market Funds	3,757,964	3,757,964	-	-
Total Investments in Securities:	$ 82,793,739	$ 80,342,639	$ 2,451,100	$ -
Income Tax Information

At January 31, 2010, the cost of investment securities for income tax purposes was $95,555,592. Net unrealized depreciation aggregated $12,761,853, of which $8,265,167 related to appreciated investment securities and $21,027,020 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security events arise, comparisons to the valuation of American Depository Receipts, futures contracts, Exchange traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2010